INTRUST Funds Trust
Semi-Annual Report
For the Period Ended April 30, 1998




Money Market Fund
Short- Term Bond Fund
Intermediate Bond Fund
Stock Fund
International Multi-Manager Stock Fund
Kansas Tax-Exempt Bond Fund
AMR Investment Services International Equity Portfolio

















--------------------------------------------------------------------------------
Important Customer Information, Investment Products:

 .    Are not deposits or obligations of, or guaranteed by, INTRUST Bank, N.A. or any of its affiliates,

 .    Are not insured by the FDIC, and

 .    Are subject to investment risks, including possible loss of the principal amount invested.
--------------------------------------------------------------------------------

This material must be accompanied or preceded by a prospectus.

INTRUST Funds Trust is distributed by BISYS Fund Services

--------------------------------------------------------------------------------
INTRUST Family of Mutual Funds - April 30, 1998



To Our Shareholders:

         We are pleased to present this semiannual report for the six months ended April 30, 1998, a period that was marked by continued volatility in international markets and generally positive returns for investors in the United States.

         When we last wrote to you in November, following the end of our fiscal year on October 31, 1997, the big story was the stock market's plunge on October 27, when the Dow Jones Industrial Average alone fell a record 554 points. Quite naturally, many investors were rattled by what looked to be a free fall in equity prices, and it was hard to ignore the snarling of stock-market bears, who growled from their dens that the great bull market was over.

         Contributing to this anxiety was the growing awareness that a potential catastrophe was looming in Asia. Although the underpinnings of the crisis had been forming for some time, it seemed to take just a few, short months for a perilous mix of currency shocks, bankruptcies and collapsing stock prices to threaten Thailand, Indonesia, South Korea, Malaysia and Japan. (Indeed, despite intervention by the International Monetary Fund, the United States and other world powers, the "Asian Flu" has not yet run its course as we near the midpoint of 1998, and the Far East's economic woes have led to a disquieting level of social unrest, especially in Indonesia.)

         However, despite the pessimism that swept the markets, U.S. stocks recovered quickly. And when the Dow ended 1997 with a 22% gain, the occasion marked the first time in history that the blue-chip average had risen more than 20% for three consecutive years.

         Fixed-income investors also saw the value of their investments rise sharply at the end of 1997. Curiously, it was the crisis in Asia that helped drive bonds higher. A classic "flight to quality" - sparked by investors desperate for some measure of stability - flooded the U.S. Treasury market with a torrent of capital, driving interest rates considerably lower and bond prices higher (rates and prices move in opposite directions).

         Despite some short-term volatility, the markets' upward momentum has continued into 1998. In early May, the Dow closed above 9200 for the first time in its history, though stocks have since retreated modestly from that level. And for the six months ended April 30, bonds provided investors with "real returns" (total returns minus inflation) that were handsome by historical measures.

         Looking backward, we are pleased with the returns of the financial markets in general and with the performances of our INTRUST funds in particular. But at this juncture, of course, the question on everyone's mind is: Where do we go from here?

         The situation in the Far East remains a matter of grave concern. Already, we have seen a continuing weakness in the Asian economies depress the earnings of many of the large-cap multinationals that have led the U.S. stock market for the last three years. With the market trading at lofty valuation levels - the argument could be made that on a fundamental basis, equities are terribly overvalued - any drag on earnings only makes stocks more vulnerable to a potentially nasty correction.

         At the same time, we believe the first whiffs of inflation are beginning to waft upwards from a handful of economic indicators - most notably, the rise in wages and benefits produced by a virtual lack of unemployment. As we write this letter in the middle of May, the Federal Reserve has decided once again not to raise interest rates. But at some point, the Fed may determine that a hike in rates is necessary as a pre-emptive strike against inflation. And if rates go up, stock and bond prices could turn down, at least initially.

         Obviously, we are concerned that the current bull market, which began in 1982, could be looking a bit worn around the edges. But many pundits made similar assertions a year ago, even two years ago, and just look at the marvelous returns we have enjoyed since then. This seeming conundrum illustrates a central lesson in long-term investing: While the markets are unpredictable from year to year, patient investors have historically been rewarded for their prudence and their commitment. Of course, past performance is no guarantee of future results.

         In closing, we would like to thank you for your continuing support. During the last six months alone, net assets under management for the INTRUST family of funds have grown to $441 million from $379 million. We are gratified by the confidence you have shown us, and we look forward to serving all your investment needs.


         Sincerely,


         John S. Maurer, Jr.                         David Bunstine
         Senior Vice President &                     President
         Chief Investment Officer                    INTRUST Funds Trust
         INTRUST Bank, N.A.


INTRUST Bank provides investment advisory and other services to the Fund and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Funds are distributed by BISYS Fund Services.

Mutual funds are NOT INSURED BY THE FDIC. There is no bank guarantee. Mutual funds may lose value. The views expressed in this Shareholder Letter reflect those of the chief investment officer through the end of the period covered by the report, as stated on the cover. The chief investment officer's views are subject to change based on market and other conditions.

INTRUST FUNDS TRUST
Statements of Assets and Liabilities
April 30, 1998
(Unaudited)

                                                                                  Money         Short-Term       Intermediate
                                                                                  Market           Bond              Bond
                                                                                   Fund            Fund              Fund
-------------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments, at value (cost $47,744,396; $59,386,506;
          $48,555,654, respectively)                                         $   47,744,396    $   59,762,912    $   49,446,910

   Cash                                                                                --                --               2,900
   Interest and dividends receivable                                                338,951           598,606           631,767
   Receivable for investments sold                                                     --              55,019            45,146
   Deferred organizational costs                                                     84,997            22,373            20,668
   Prepaid expenses and other assets                                                 24,635            21,461             8,737
                                                                              -------------     -------------     -------------
          Total Assets                                                       $   48,192,979    $   60,460,371    $   50,156,128
                                                                              -------------     -------------     -------------
Liabilities:
   Payable to custodian                                                                --              20,288              --
   Dividends payable                                                                208,542           269,957           237,766
   Payable for investments purchased                                                   --           1,208,040              --
   Accrued expenses and other payables:
     Investment advisory fees                                                         6,248             9,119            11,869
     Administration fees                                                              1,381             1,584             1,347
     Shareholder servicing fees                                                       1,033             3,284             2,738
     Other payables and accrued expenses                                             60,240            61,375            36,622
                                                                              -------------     -------------     -------------
          Total Liabilities                                                         277,444         1,573,647           290,342
                                                                              -------------     -------------     -------------
Net Assets                                                                   $   47,915,535    $   58,886,724    $   49,865,786
                                                                              =============     =============     =============

Net Assets consist of:
   Capital                                                                       47,901,431        58,514,815        48,998,657
   Accumulated undistributed net investment income                                   12,264             6,163             5,167
   Accumulated undistributed net realized gains (losses) on investments               1,840           (10,660)          (29,294)
   Net unrealized appreciation from investments                                        --             376,406           891,256
                                                                              -------------     -------------     -------------
Net Assets                                                                   $   47,915,535    $   58,886,724    $   49,865,786
                                                                              =============     =============     =============
   Outstanding units of Beneficial Interest (Shares):                            47,913,695         5,845,692         4,887,627
                                                                              =============     =============     =============

Net Asset Value:
   Institutional Service Shares
          Offering and redemption price per share                            $         1.00    $        10.07    $        10.20
                                                                              =============     =============     =============

                      See notes to financial statements.

INTRUST FUNDS TRUST
Statements of Assets and Liabilities, Continued
April 30, 1998
(Unaudited)


                                                                                   International          Kansas
                                                                    Stock          Multi-Manager        Tax-Exempt
                                                                     Fund            Stock Fund          Bond Fund
---------------------------------------------------------------------------------------------------------------------
Assets:
   Investments, at value (cost $88,595,811; $58,026,474;
          $117,537,033, respectively)                           $   98,359,771     $   65,630,582     $   120,114,818

   Interest and dividends receivable                                    99,604                ---           1,666,459
   Receivable for investments sold                                   2,515,636                ---                 ---
   Receivable for capital shares issued                                    ---                895                 ---
   Deferred organizational costs                                        25,381             13,401                 ---
   Prepaid expenses and other assets                                    30,666             16,037              56,262
                                                                --------------     --------------     ---------------
           Total Assets                                         $  101,031,058     $   65,660,915     $   121,837,539
                                                                --------------     --------------     ---------------
Liabilities:
   Dividends payable                                                       ---                ---             483,998
   Payable for investments purchased                                 1,397,937                ---           1,993,285
   Accrued expenses and other payables;
     Investment advisory fees                                          165,630             18,787                 ---
     Administration fees                                                 2,606              1,237              32,353
     Shareholder servicing fees                                          6,016              3,994                 ---
     Other payables and accrued expenses                                76,331             35,543              43,471
                                                                --------------     --------------     ---------------
           Total Liabilities                                         1,648,520             59,561           2,553,107
                                                                --------------     --------------     ---------------
Net Assets                                                      $   99,382,538     $   65,601,354     $   119,284,432
                                                                ==============     ==============     ===============
Net Assets consist of:
   Capital                                                          83,134,032         56,696,959         116,435,740
   Accumulated undistributed net investment income                     137,220            308,874                 ---
   Accumulated undistributed net realized gains on investments       6,347,326            991,413             270,907
   Net unrealized appreciation from investments                      9,763,960          7,604,108           2,577,785
                                                                --------------     --------------     ---------------
Net Assets                                                      $   99,382,538     $   65,601,354     $   119,284,432
                                                                ==============     ==============     ===============
   Outstanding units of Beneficial Interest (Shares):                7,887,270          5,334,068          11,151,629
                                                                ==============     ==============     ===============
Net Asset Value:
   Institutional Service Shares
           Offering and redemption price per share              $        12.60     $        12.30     $         10.70
                                                                ==============     ==============     ===============

                      See notes to financial statements.

INTRUST FUNDS TRUST
Statements of Operations
For the six month period ended April 30, 1998
(Unaudited)


                                                                               Money              Short-Term       Intermediate
                                                                               Market               Bond               Bond
                                                                                Fund                Fund               Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment Income
  Interest income                                                      $        1,552,449  $        1,738,904  $          45,793
  Dividend income                                                                    ---               41,615          1,542,511
                                                                         ----------------    ----------------   ----------------
    Total Income                                                                1,552,449           1,780,519          1,588,304

Expenses:
  Investment advisory fees                                                         67,308             111,578             96,308
  Administration fees                                                              53,846              55,790             48,154
  Fund accounting fees                                                             15,227              19,029             19,018
  Transfer agent fees                                                               7,783               2,008              1,997
  12b-1 fees                                                                       67,307              69,736             60,192
  Shareholder servicing fees                                                       22,321              22,316             19,262
  Custodian fees                                                                    5,384               5,579              4,815
  Legal and audit fees                                                             15,880              16,523             14,091
  Organization fees                                                                10,668               2,353              2,172
  Printing fees                                                                     5,905               5,450              4,745
  Other                                                                             8,711              10,000              7,414
                                                                         ----------------    ----------------   ----------------
    Total expenses before waivers/reimbursements                                  280,340             320,362            278,168
      Less expenses waived/reimbursed                                             (97,089)           (128,314)           (86,677)
                                                                         ----------------    ----------------   ----------------
    Net expenses                                                                  183,251             192,048            191,491
                                                                         ----------------    ----------------   ----------------
Net Investment Income                                                           1,369,198           1,588,471          1,396,813
                                                                         ----------------    ----------------   ----------------
Realized and Unrealized Gains from Investments:
  Net realized gains on investment transactions                                     1,484              32,411             88,932
  Net change in unrealized appreciation (depreciation) of investments                ---              (82,931)          (122,827)
                                                                         ----------------    ----------------   ----------------
    Net realized and unrealized gains (losses) on investments                       1,484             (50,520)           (33,895)
                                                                         ----------------    ----------------   ----------------
Increase in Net Assets Resulting from Operations                       $        1,370,682  $        1,537,951  $       1,362,918
                                                                         ================    ================   ================


                      See notes to financial statements.

INTRUST FUNDS TRUST
Statements of Operations, Continued
For the six month period ended April 30, 1998
(Unaudited)

                                                                                         International      Kansas
                                                                            Stock        Multi-Manager     Tax-Exempt
                                                                             Fund         Stock Fund       Bond Fund
---------------------------------------------------------------------------------------------------------------------
Investment Income:
  Interest income                                                     $     775,990   $          --    $   2,859,587
  Dividend income                                                            65,557              --           35,799

Investment Income Allocated from
International Equity Portfolio:
  Interest income                                                                --          58,825               --
  Dividend income                                                                --         680,915               --
  Income from securities lending                                                 --           5,939               --
  Expenses                                                                       --        (190,567)              --
                                                                      -------------   -------------   --------------
    Total Income                                                            841,547         555,112        2,895,386

Expenses:
  Investment advisory fees                                                  443,072         102,909          167,452
  Administration fees                                                        88,615          38,591          111,635
  Fund accounting fees                                                       16,675          14,876           23,115
  Transfer agent fees                                                         2,277           1,816            3,732
  12b-1 fees                                                                110,768          64,318               --
  Shareholder servicing fees                                                 35,446          20,582           44,654
  Custodian fees                                                              8,861              --           11,163
  Legal and audit fees                                                       21,741          10,399           25,635
  Organization fees                                                           2,534           1,267               --
  Printing fees                                                               7,857           5,888            9,717
  Other                                                                      15,587           8,762           13,213
                                                                      -------------   -------------   --------------
    Total expenses before waivers/reimbursements                            753,433         269,408          410,316
      Less expenses waived/reimbursed                                      (168,366)        (77,182)        (293,066)
                                                                      -------------   -------------   --------------
    Net expenses                                                            585,067         192,226          117,250
                                                                      -------------   -------------   --------------
Net Investment Income                                                       256,480         362,886        2,778,136
                                                                      -------------   -------------   --------------

Realized and Unrealized Gains from Investments:
  Net realized gains on investment transactions                           6,443,255       1,007,805          270,902
  Net change in unrealized appreciation (depreciation) of investments     7,897,564       6,697,596         (397,234)
                                                                      -------------   -------------   --------------
    Net realized and unrealized gains (losses) on investments            14,340,819       7,705,401         (126,332)
                                                                      -------------   -------------   --------------
Increase in Net Assets Resulting from Operations                      $  14,597,299   $   8,068,287   $    2,651,804
                                                                      =============   =============   ==============


                      See notes to financial statements.

 INTRUST FUNDS TRUST
Statements of Changes in Net Assets



                                                                      Money Market Fund                 Short-Term Bond Fund
                                                               ------------------------------  -------------------------------------
                                                                 Six months       January 23,    Six months        January 21,
                                                                   ended           1997 to          ended            1997 to
                                                               April 30, 1998    October 31,    April 30, 1998     October 31,
                                                                (unaudited)       1997 (a)       (unaudited)         1997 (a)
------------------------------------------------------------------------------------------------------------------------------------
Operations:
    Net investment income                                     $   1,369,198    $   2,378,643    $   1,588,471    $   1,774,822
    Net realized gains from investment transactions                   1,484              356           32,411          (43,673)
    Net change in unrealized appreciation (depreciation) of
         investments and foreign currency transactions                 --               --            (82,931)         459,337
                                                              -------------    -------------    --------------   --------------
    Change in net assets resulting from operations                1,370,682        2,378,999        1,537,951        2,190,486

Distributions to Shareholders:
    From net investment income                                   (1,369,198)      (2,378,643)      (1,588,471)      (1,774,822)

Capital Transactions:
    Proceeds from shares issued                                  59,857,717      288,738,958        9,907,505       59,937,947
    Dividends reinvested                                              2,635            3,437          424,550          271,696
    Cost of shares redeemed                                     (67,512,090)    (233,176,962)      (4,077,099)      (7,943,019)
                                                              --------------   --------------   --------------   --------------
    Change in net assets from share transactions                 (7,651,738)      55,565,433        6,254,956       52,266,624


    Change in net assets                                         (7,650,254)      55,565,789        6,204,436       52,682,288
                                                              --------------   -------------    -------------    -------------

Net Assets:
    Beginning of period                                          55,565,789             --         52,682,288             --
                                                              -------------    -------------    -------------    -------------
    End of period                                             $  47,915,535    $  55,565,789    $  58,886,724    $  52,682,288
                                                              =============    =============    =============    =============

Share Transactions:
    Issued                                                       59,857,717      288,738,958          982,514        5,989,140
    Reinvested                                                        2,635            3,437           42,117           27,099
    Redeemed                                                    (67,512,090)    (233,176,962)        (404,334)        (790,844)
                                                              --------------   --------------   --------------   --------------
    Change in shares                                             (7,651,738)      55,565,433          620,297        5,225,395
                                                              ==============   =============    =============    =============




(a)  Period from commencement of operations

INTRUST FUNDS TRUST
Statements of Changes in Net Assets, Continued

                                                                  Intermediate Bond                  Stock Fund
                                                         -----------------------------      ------------------------------
                                                           Six months       January 23,      Six months         January 21,
                                                              ended           1997 to           ended             1997 to
                                                          April 30, 1998    October 31,      April 30, 1998     October 31,
                                                           (unaudited)        1997 (a)       (unaudited)          1997 (a)
--------------------------------------------------------------------------------------------------------------------------
Operations:
     Net investment income                                $   1,396,813     $  1,582,658     $    256,480     $    268,419
     Net realized gains on investment transactions               88,932         (119,472)       6,443,255        3,822,119
     Net change in unrealized appreciation
            (depreciation) of investments                      (122,827)       1,014,083        7,897,564        1,866,396
                                                         --------------     ------------     ------------     ------------
     Change in net assets resulting from operations           1,362,918        2,477,269       14,597,299        5,956,934

Distributions to Shareholders:
     From net investment income                              (1,396,813)      (1,582,658)        (395,475)            --
     From net realized gains on investment transactions            --               --         (3,918,048)            --
                                                         --------------     ------------     ------------     ------------
     Total distribution to shareholders                      (1,396,813)      (1,582,658)      (4,313,523)            --

Capital Transactions:
     Proceeds from shares issued                              8,569,372       48,871,160       16,410,409       82,543,202
     Dividends reinvested                                       342,240          183,598        2,109,220             --
     Cost of shares redeemed                                 (5,503,815)      (3,457,485)      (9,255,302)      (8,665,701)
                                                         --------------     ------------     ------------     ------------
     Change in net assets from share transactions             3,407,797       45,597,273        9,264,327       73,877,501
                                                         --------------     ------------     ------------     ------------

     Change in net assets                                     3,373,902       46,491,884       19,548,103       79,834,435

Net Assets:
     Beginning of period                                     46,491,884             --         79,834,435             --
                                                         --------------     ------------     ------------     ------------
     End of period                                        $  49,865,786     $ 46,491,884     $ 99,382,538     $ 79,834,435
                                                         ==============     ============     ============     ============


Share Transactions:
     Issued                                                     837,615        4,881,163        1,421,153        7,832,137
     Reinvested                                                  33,476           18,288          191,573             --
     Redeemed                                                  (537,647)        (345,268)        (785,816)        (771,777)
                                                         --------------     ------------     ------------     ------------
     Change in shares                                           333,444        4,554,183          826,910        7,060,360
                                                         ==============     ============     ============     ============



    (a) Period from commencement of operations

INTRUST FUNDS TRUST
Statements of Changes in Net Assets, Continued

                                                                          International
                                                                     Multi-Manager Stock Fund
                                                               -----------------------------------
                                                                  Six months         January 20,
                                                                     ended              1997 to
                                                                 April 30, 1998      October 31,
                                                                  (unaudited)         1997 (a)
--------------------------------------------------------------------------------------------------
From Investment Activities:
Operations:
     Net investment income                                      $     362,886     $     419,357
     Net realized gains on investment transactions                  1,007,805           832,732
     Net change in unrealized appreciation (depreciation) of
           investments and foreign currency transactions            6,697,596           906,512
                                                                 ------------      ------------
     Change in net assets resulting from operations                 8,068,287         2,158,601

Distributions to Shareholders:
     From net investment income                                      (499,827)             --
     From net realized gains on investment transactions              (351,828)             --
                                                                 ------------      ------------
     Total distribution to shareholders                              (851,655)             --

Capital Transactions:
     Proceeds from shares issued                                   21,697,130        41,627,048
     Dividends reinvested                                             424,581              --
     Cost of shares redeemed                                       (4,872,172)       (2,650,466)
                                                                 ------------      ------------
     Change in net assets from share transactions                  17,249,539        38,976,582

                                                                 ------------      ------------
     Change in net assets                                          24,466,171        41,135,183

Net Assets:
     Beginning of period                                           41,135,183              --
                                                                 ------------      ------------
     End of period                                              $  65,601,354     $  41,135,183
                                                                 ============      ============


Share Transactions:
     Issued                                                         1,973,274         3,991,244
     Reinvested                                                        40,321              --
     Redeemed                                                        (429,149)         (241,622)
                                                                 ------------      ------------
     Change in shares                                               1,584,446         3,749,622
                                                                 ============      ============


                                                                                   Kansas Tax-Exempt Bond Fund
                                                                      ------------------------------------------------------
                                                                          Six months         September 1,         Year
                                                                            ended              1997 to            ended
                                                                        April 30, 1998       October 31,        August 31,
                                                                         (unaudited)           1997 (b)          1997 (c)
                                                                      ------------------------------------------------------
From Investment Activities:
Operations:
     Net investment income                                             $   2,778,136     $     863,968     $   4,186,899
     Net realized gains on investment transactions                           270,902           192,740           142,735
     Net change in unrealized appreciation (depreciation) of
           investments and foreign currency transactions                    (397,234)          511,072         1,312,942
                                                                        ------------      ------------      ------------
     Change in net assets resulting from operations                        2,651,804         1,567,780         5,642,576

Distributions to Shareholders:
     From net investment income                                           (2,778,136)         (863,968)       (4,508,562)
     From net realized gains on investment transactions                     (332,133)             --                --
                                                                        ------------      ------------      ------------
     Total distribution to shareholders                                   (3,110,269)         (863,968)       (4,508,562)

Capital Transactions:
     Proceeds from shares issued                                          19,868,627         7,791,225        31,077,025
     Dividends reinvested                                                    152,544            10,885             1,369
     Cost of shares redeemed                                              (3,894,134)       (1,669,969)       (7,497,873)
                                                                        ------------      ------------      ------------
     Change in net assets from share transactions                         16,127,037         6,132,141        23,580,521

                                                                        ------------      ------------      ------------
     Change in net assets                                                 15,668,572         6,835,953        24,714,535

Net Assets:
     Beginning of period                                                 103,615,860        96,779,907        72,065,372
                                                                        ------------      ------------      ------------
     End of period                                                     $ 119,284,432     $ 103,615,860     $  96,779,907
                                                                        ============      ============      ============


Share Transactions:
     Issued                                                                1,840,872           729,086         2,933,096
     Reinvested                                                               14,149             1,018               129
     Redeemed                                                               (360,288)         (156,177)         (707,944)
                                                                        ------------      ------------      ------------
     Change in shares                                                      1,494,733           573,927         2,225,281
                                                                        ============      ============      ============

(a) Period from commencement of operations.
(b) For the period from September 1, 1997 through October 31, 1997. The fund changed its fiscal year end from August to October.
(c) Formerly the Kansas Tax-Free Income Portfolio of the SEI Tax-Exempt Trust. See Note 1 for further information.

                      See notes to financial statements.

INTRUST FUNDS TRUST
MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 1998
(Unaudited)



------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                            Market
                                                                                                    Principal               Value
                                                                                                    ---------               -----
CERTIFICATES OF DEPOSIT  (23.0%)
Domestic  (6.3%)
Banco Popular, 5.65%*, 06/15/98                                                             $        3,000,000      $     3,000,000
                                                                                                                          ---------

Yankee Certificate of Deposit  (16.7%)
Den Danske Bank, 5.63%*, 04/06/99                                                                    2,500,000            2,500,000
Postipankki, 5.64%*, 06/05/98                                                                        3,500,000            3,500,000
Societe Generale, 5.59%*, 01/19/99                                                                   2,000,000            1,999,304
                                                                                                                          ---------
                                                                                                                          7,999,304
                                                                                                                         ----------
Total Certificates of Deposit (Cost $10,999,304)                                                                         10,999,304
                                                                                                                         ----------

MEDIUM TERM/SENIOR NOTES  (53.8%)
Banking  (17.7%)
Bankers Trust Corp., 5.61%*, 02/19/99 (a)                                                            2,500,000            2,499,798
First Chicago Corp., 5.78%*, 11/09/98                                                                2,000,000            2,002,016
Fleet Credit Card LLC., 6.04%*, 03/15/99                                                             2,000,000            2,007,012
PNC Bank N.A., 5.58%*, 01/19/99                                                                      2,000,000            1,999,170
                                                                                                                          ---------
                                                                                                                          8,507,996
                                                                                                                          ---------
Business Credit  (5.2%)
Sanwa Business Credit Corp., 5.76%*, 05/14/99 (a)                                                    1,000,000            1,000,000
Sanwa Business Credit Corp., 5.92%*, 08/04/98 (a)                                                    1,500,000            1,500,837
                                                                                                                          ---------
                                                                                                                          2,500,837
                                                                                                                          ---------
Electrical & Electronic  (4.2%)
IBM Corp., 5.55%*, 04/05/99                                                                          2,000,000            1,998,922
                                                                                                                          ---------

Financial Services  (10.5%)
Lehman Brothers Holdings, 5.70%*, 01/20/99                                                           2,000,000            2,000,000
Morgan Stanley Group, 5.90%*, 03/01/99                                                               3,000,000            3,007,538
                                                                                                                          ---------
                                                                                                                          5,007,538
                                                                                                                          ---------
Motor Vehicles  (16.2%)
American Honda Finance Corp., 5.67%*, 04/16/99 (a)                                                   2,500,000            2,500,000
Ford Motor Credit Corp., 5.89%*, 08/26/98                                                            2,300,000            2,302,050
General Motors Acceptance Corp., 5.68%*, 02/02/00                                                    3,000,000            3,000,000
                                                                                                                          ---------
                                                                                                                          7,802,050
                                                                                                                         ----------
Total Medium Term/Senior Notes (Cost $25,817,343)                                                                        25,817,343
                                                                                                                         ----------

PROMISSORY NOTES  (17.7%)
Financial Services  (6.3%)
Goldman Sachs, 5.67%*, 10/02/98                                                                      3,000,000            3,000,000
                                                                                                                          ---------

Life Insurance  (11.4%)
General American Life Insurance Co., 5.74%*, 02/09/99                                                2,500,000            2,500,000
Jackson National Life Insurance Co., 5.58%*,  05/11/98                                               3,000,000            3,000,000
                                                                                                                          ---------
                                                                                                                          5,500,000
                                                                                                                          ---------
Total Promissory Notes (Cost $8,500,000)                                                                                  8,500,000
                                                                                                                          ---------



                      See notes to financial statements.

INTRUST FUNDS TRUST
MONEY MARKET FUND
Schedule of Portfolio Investments, Continued
April 30, 1998
(Unaudited)



------------------------------------------------------------------------------------------------------------------------------------



                                                                                                                           Market
                                                                                                Principal                   Value
                                                                                                ---------                  ------
TIME DEPOSITS  (5.1%)
Banking  (5.1%)
Bank Brussells Lambert, 5.53%*, 05/01/98                                                    $   1,427,749           $     1,427,749
Skandinaviska Enskilda Banken, 5.53%*, 05/01/98                                                 1,000,000                 1,000,000
                                                                                                                          ---------

Total Time Deposits (Cost $2,427,749)                                                                                     2,427,749
                                                                                                                          ---------



Total (Cost $47,744,396)  - 99.6%                                                                                  $     47,744,396
                                                                                                                         ==========


----------------
Percentages indicated are based on net assets of $47,915,535.

    (a) Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid.

     * Variable rate securities. The rate reflected on the Schedule of Investments is the rate in effect at April 30, 1998.



                      See notes to financial statements.

INTRUST FUNDS TRUST
SHORT-TERM BOND FUND
Schedule of Portfolio Investments
April 30, 1998
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                            Market
                                                                                                     Principal               Value
                                                                                                     ---------              ------
ASSET BACKED SECURITIES  (15.8%)
AESOP Funding II LLC, 6.22%, 10/20/01, (b)                                                  $        1,500,000      $     1,507,800
Green Tree Financial Corp., Series 1994-1, Class A3, 6.90%, 4/15/19                                  1,000,000            1,010,000
Green Tree Financial Corp., Series GT 1993-4, Class A-3, 6.25%, 1/15/19                              1,750,000            1,759,013
Household Consumer Loan Trust, 6.01%*, 3/15/07                                                       1,000,000              998,281
Household Consumer Loan Trust 95-1-1, 5.90%*, 9/15/05                                                1,205,826            1,208,040
Keystone Home Improvement Loan Trust, 97-P2 IA3, 6.99%, 6/15/28, (b)                                 1,000,000            1,003,750
Premier Auto Trust, 97-1-B, 6.55%, 9/6/03                                                            1,000,000            1,012,560
Team Fleet Financing Corp., Series 97-1 A, 7.35%, 5/15/03, (b)                                         800,000              825,375
                                                                                                                            -------

Total Asset Backed Securities (Cost $9,251,329)                                                                           9,324,819
                                                                                                                          ---------

COLLATERALIZED MORTGAGE OBLIGATIONS  (23.8%)
Commercial Loan Funding Trust, 5.83%*, 8/15/05, (b)                                                  1,423,771            1,423,771
Federal Home Loan Mortgage Corp., 5.75%, 5/15/06                                                     1,000,000              998,010
Federal Home Loan Mortgage Corp., 6.00%, 4/15/06                                                       500,000              499,490
Merrill Lynch Mortgage Investors, Inc., 7.77%*, 2/25/23                                                451,994              452,201
Merrill Lynch Mortgage Investors, Inc., 8.05%*, 4/25/24                                                799,965              815,636
Merrill Lynch Mortgage Investors, Inc., 8.03%*, 1/25/05                                                417,355              425,441
MLCC Mortgage Investors, 1994-B A2, 6.35%*, 12/15/19                                                 1,767,976            1,777,877
Residential Funding Mortgage Securities, Series 1989-51, 7.65%*,                                       702,167              727,768
10/25/19
Resolution Trust Corp 1991-M5-A, 9.0%, 3/25/17                                                         447,219              448,337
Resolution Trust Corp 92-8-B5, 6.63%, 2/25/22                                                        1,000,234            1,002,735
Resolution Trust Corp., 1995-C2 A2, 6.14%*, 5/25/27                                                    917,991              919,425
Resolution Trust Corp., Series 1992-C3, 6.84%*, 8/25/23                                              1,169,558            1,169,558
Vendee Mortgage Trust 93-1-E, 7.0%, 1/15/16                                                          1,250,000            1,275,413
Vendee Mortgage Trust, Series 1992-1, 7.75%, 12/15/14                                                1,000,000            1,014,980
Vendee Mortgage Trust, Series 1995-3, 7.25%, 7/15/14                                                 1,000,000            1,028,550
                                                                                                                          ---------

Total Collateralized Mortgage Obligations (Cost $13,943,190)                                                             13,979,192
                                                                                                                         ----------

CORPORATE BONDS  (19.2%)
Aerospace  (1.3%)
Loop Funding Trust Master 97-Aer B1, 6.00%*, 12/26/07, (b)                                             750,000              750,000
                                                                                                                            -------

Banking  (2.1%)
Chase Manhattan Corp., 10.13%, 11/1/00                                                                 615,000              671,888
First Interstate, 9.38%, 1/23/02                                                                       500,000              552,500
                                                                                                                            -------
                                                                                                                          1,224,388
                                                                                                                          ---------
Electric Utility  (0.8%)
Texas Utilities, 6.20%, 10/1/02, MBIA                                                                  500,000              500,000
                                                                                                                            -------

Film & Entertainment  (1.7%)
Dream Works Film Trust, 5.88%*, 10/15/05, (b)                                                        1,000,000            1,000,000
                                                                                                                          ---------

Financial Services  (4.6%)
Charles Schwab, 7.19%, 5/31/01                                                                         500,000              515,000
Ford Motor Credit Corp., 9.50%, 4/15/00                                                              1,100,000            1,170,125
Transamerica Financial, Series E, 6.41%, 6/20/00                                                     1,000,000            1,007,500
                                                                                                                          ---------
                                                                                                                          2,692,625
                                                                                                                          ---------



                      See notes to financial statements.

INTRUST FUNDS TRUST
SHORT-TERM BOND FUND
Schedule of Portfolio Investments, Continued
April 30, 1998
(Unaudited)


------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                            Market
                                                                                                     Principal               Value
                                                                                                     ---------              ------
Corporate Bonds, continued:
Industrial Goods & Services  (5.4%)
Cargill Inc., 7.72%, 2/12/02, (b)                                                           $          333,209    $         348,537
Nabisco Inc, 6.00%, 2/15/11, Callable & Putable On 2/15/01 @100                                        250,000              248,125
Newell Co., 6.18%, 7/11/00                                                                           1,000,000            1,002,500
Philip Morris, 6.15%, 3/15/00                                                                          600,000              599,250
Tyco International Ltd., 6.50%, 11/1/01                                                              1,000,000            1,011,249
                                                                                                                          ---------
                                                                                                                          3,209,661
                                                                                                                          ---------
Oil Field Services  (0.9%)
Colonial Pipeline, 7.13%, 8/15/02                                                                      500,000              516,875
                                                                                                                            -------

Retail Stores/Catalog  (2.4%)
J.C. Penny  & Co., 6.95%, 4/1/00                                                                     1,000,000            1,017,500
May Department Stores Co., 9.88%, 6/15/00                                                              385,000              414,838
                                                                                                                            -------
                                                                                                                          1,432,338
                                                                                                                          ---------
Total Corporate Bonds (Cost $11,147,724)                                                                                 11,325,887
                                                                                                                         ----------

MUNICIPAL BONDS  (7.7%)
Colorado  (2.6%)
Denver, Colorado City & County School District 01, 6.34%, 12/15/00 AMBAC                             1,500,000            1,516,875
                                                                                                                          ---------

Minnesota  (1.7%)
Western Minnesota Power Agency, 6.33%, 1/1/02 AMBAC                                                  1,000,000            1,008,750
                                                                                                                          ---------

New York  (1.7%)
New York State Taxable Series C, 6.125%, 3/1/02                                                      1,000,000            1,000,000
                                                                                                                          ---------

Washington  (1.7%)
Washington State Housing Trust Fund - Series T, 6.60%, 1/1/01                                        1,000,000            1,015,000
                                                                                                                          ---------

Total Municipal Bonds (Cost $4,512,733)                                                                                   4,540,625
                                                                                                                          ---------

PASS-THROUGH MORTGAGE SECURITIES  (3.4%)
Agricultual Mortgage Backed Securities CS-1012-1, 7.06%, 7/25/02                                     1,972,465            2,021,160
                                                                                                                          ---------

Total Pass-through Mortgage Securities (Cost $2,014,946)                                                                  2,021,160
                                                                                                                          ---------

U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES  (16.9%)
Federal Home Loan Bank  (6.3%)
3.00%*, 9/14/98, Series FI98                                                                         1,950,000            1,938,422
5.00%*, 5/10/00, Series Y 00                                                                         1,800,000            1,775,250
                                                                                                                          ---------
                                                                                                                          3,713,672
                                                                                                                          ---------
Federal Home Loan Mortgage Corp.  (5.1%)
5.00%*, 3/10/00                                                                                        500,000              490,000
6.00%, 10/20/99                                                                                      2,000,000            2,007,420
7.76%*, 4/1/29, Pool #846367                                                                           484,813              502,994
                                                                                                                            -------
                                                                                                                          3,000,414
                                                                                                                          ---------
Federal National Mortgage Assoc  (4.1%)
5.00%*, 3/3/00                                                                                       1,000,000              991,250
7.97%*, 11/1/21, Pool #365421                                                                          401,671              413,219
6.925%, 3/1/01, Pool # 160334                                                                          972,044              985,409
                                                                                                                            -------
                                                                                                                          2,389,878
                                                                                                                          ---------



                      See notes to financial statements.

INTRUST FUNDS TRUST
SHORT-TERM BOND FUND
Schedule of Portfolio Investments, Continued
April 30, 1998
(Unaudited)


------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                            Market
                                                                                                     Principal               Value
                                                                                                     ---------              ------
U.S. Government Agency Pass-Through Securities, continued:
Small Business Administration  (1.4%)
8.38%*, 3/25/22, Pool #503694                                                                  $       224,779     $        247,277
8.98%*, 1/25/13, Pool #503664                                                                          166,250              181,656
9.13%*, 1/25/10, Pool #503653                                                                          214,338              234,735
9.73%*, 5/25/15, Pool #502966                                                                          161,687              179,489
                                                                                                                            -------
                                                                                                                            843,157
                                                                                                                            -------
Total U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES (Cost $9,893,703)                                                    9,947,121
                                                                                                                          ---------

U.S. TREASURY OBLIGATIONS  (8.1%)
U.S. Treasury Notes  (8.1%)
6.625%, 4/30/02                                                                                      1,500,000            1,550,580
7.875%, 11/15/04                                                                                     1,500,000            1,673,340
8.50%, 2/15/00                                                                                       1,500,000            1,573,635
                                                                                                                          ---------

Total U.S. Treasury Obligations (Cost $4,796,328)                                                                         4,797,555
                                                                                                                          ---------

INVESTMENT COMPANIES  (6.5%)
Fedfund Money Market Fund                                                                            2,895,753            2,895,753
Tempcash Money Market Fund                                                                             930,800              930,800
                                                                                                                            -------

Total Investment Companies (Cost $3,826,553)                                                                              3,826,553
                                                                                                                          ---------



Total (Cost $59,386,506) (a) - 101.5%                                                                           $        59,762,912
                                                                                                                         ==========
----------------

Percentages indicated are based on net assets of $58,886,724.

    (a) Represents cost for federal tax purposes and differs from market value by net unrealized appreciation of securities as follows:

        Unrealized appreciation                $  402,634
        Unrealized depreciation                   (26,228)
                                                 --------
        Net Unrealized appreciation            $  376,406


    (b) Represents a restricted security purchase under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid.

    * Variable rate securities. This rate reflected on the Schedule of Investments is the rate in effect at April 30, 1998.


    AMBAC = Insured by American Municipal Bond Assurance Corporation MBIA = Insured by Municipal Bond Insurance Association
    LLC = Limited Liability Corporation




                       See notes to financial statements.

INTRUST FUNDS TRUST
INTERMEDIATE BOND FUND
Schedule of Portfolio Investments
April 30, 1998
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                            Market
                                                                                                      Principal             Value
                                                                                                      ---------             ------

ADJUSTABLE RATE MORTGAGES  (1.0%)
Federal Home Loan Mortgage Corp., 7.76%*, 4/1/29, Pool #846367                                         484,813      $       502,994
                                                                                                                            -------
Total Adjustable Rate Mortgages (Cost $493,689)                                                                             502,994
                                                                                                                            -------

ASSET BACKED SECURITIES  (15.1%)
EQCC Home Equity Loan Trust, 7.10%, 02/15/12                                                         1,000,000            1,037,130
EQCC Home Equity Loan Trust, 7.50%, 6/15/21                                                            700,000              734,062
Green Tree Financial Corp. 97-7-A8, 6.86%, 8/25/29                                                   1,186,204            1,209,186
Green Tree Financial Corp., Series 1993-2 Class A4, 6.90%, 7/15/18                                   1,000,000            1,016,080
Household Consumer Loan Trust, 6.01%*, 3/15/07                                                         500,000              499,141
Keystone Home Improvement Loan Trust, 97-P2 IA3, 6.99%, 6/15/28, (b)                                 1,000,000            1,003,750
Premier Auto Trust, 97-1-B, 6.55%, 9/6/03                                                            1,000,000            1,012,560
Team Fleet Financing Corp., Series 97-1 A, 7.35%, 5/15/03, (b)                                       1,000,000            1,031,719
                                                                                                                          ---------
Total Asset Backed Securities (Cost $7,394,065)                                                                           7,543,628
                                                                                                                          ---------

COLLATERALIZED MORTGAGE OBLIGATIONS  (22.1%)
American Housing Trust, Series VI 1-I, 9.15%, 5/25/20                                                  738,571              788,779
Asset Securitization Corp., Series 1997-D4, Class A1C, 7.42%, 4/14/27                                  750,000              791,367
Bear Sterns Structured Securities, Inc. 97-2-1B, 7.0%, 8/25/36 (b)                                     750,000              755,156
General Mortgage Acceptance Corp. Commercial Mortgage Securities, Inc.,                                350,000              364,984
7.22%, 2/15/06
Merrill Lynch Mortgage Investors, Inc., 7.12%, 6/18/29                                               1,000,000            1,045,782
Merrill Lynch Mortgage Investors, Inc., 7.77%*, 2/25/23                                                451,994              452,201
Merrill Lynch Mortgage Investors, Inc., 8.03%*, 1/25/05                                                417,355              425,441
Residential Funding Mortgage Securities, Series 1989-51, 7.65%*,                                       702,167              727,768
10/25/19
Resolution Trust Corp., Series 1995-1, 7.50%, 10/25/28                                                 750,000              764,297
Salomon, 97 HUD1-A-3, 7.51%, 12/25/30                                                                1,000,000            1,033,716
Vendee Mortgage Trust, Series 1992-1, Class 2D, 7.75%, 12/15/14                                      1,000,000            1,014,980
Vendee Mortgage Trust, Series 1995-1C, Class 3E, 8.00%, 7/15/18                                        750,000              806,565
Vendee Mortgage Trust, Series 1995-3, Class 1C, 7.25%, 7/15/14                                       1,000,000            1,028,550
Vendee Mortgage Trust, Series 1997-1-2C, 7.50%, 9/15/17                                              1,000,000            1,017,670
                                                                                                                          ---------
Total Collateralized Mortgage Obligations (Cost $10,862,993)                                                             11,017,256
                                                                                                                         ----------

CORPORATE BONDS  (39.2%)
Aerospace & Military Technology  (1.7%)
Allied Signal Inc., 9.20%, 2/15/03                                                                     750,000              842,813
                                                                                                                            -------

Airlines  (2.1%)
Continental Airlines 97-144-2a, 7.148%, 12/30/08, (b)                                                1,000,000            1,026,870
                                                                                                                          ---------

Banking  (5.9%)
Chase Manhattan Corp., 10.13%, 11/1/00                                                               1,000,000            1,092,500
First Bank System, Inc., 7.63%, 5/1/05                                                                 700,000              747,250
First Interstate, 9.38%, 1/23/02                                                                       547,000              604,435
United Missouri Bancshares, Inc., 7.30%, 2/24/03                                                       500,000              521,875
                                                                                                                            -------
                                                                                                                          2,966,060
                                                                                                                          ---------
Consumer Goods & Services  (1.5%)
Levi Strauss & Co., 6.80%, 11/1/03, (b)                                                                750,000              761,250
                                                                                                                            -------

Electric Utility  (3.1%)
Texas Utilities, 6.20%, 10/1/02 MBIA                                                                   500,000              500,000




                       See notes to financial statements.

INTRUST FUNDS TRUST
INTERMEDIATE BOND FUND
Schedule of Portfolio Investments, Continued
April 30, 1998
(Unaudited)



------------------------------------------------------------------------------------------------------------------------------------

Utilicorp, 6.88%, 10/01/04 AMBAC                                                                     1,000,000            1,045,000
                                                                                                                          ---------
                                                                                                                          1,545,000
                                                                                                                          ---------
Electrical & Electronic  (1.1%)
Philips Electronics N.V., 7.75%, 4/15/04                                                               500,000              531,875
                                                                                                                            -------

Financial Services  (12.0%)
Charles Schwab, 7.19%, 5/31/01                                                                         500,000              515,000
Paine Webber Group, 6.90%, 8/15/03                                                                     750,000              763,125
Prudential Insurance, 7.65%, 7/1/07                                                                  1,000,000            1,069,999
Reinsurance Group of America, 7.25%, 4/1/06                                                            500,000              523,125
Reliastar Financial Corp., 7.125%, 3/1/03                                                            1,000,000            1,028,750
Terra Nova Holdings, 7.20%, 8/15/07                                                                  1,000,000            1,032,500
Transamerica Financial, Series E, 6.41%, 6/20/00                                                     1,000,000            1,007,500
                                                                                                                          ---------
                                                                                                                          5,939,999
                                                                                                                          ---------
Industrial Goods & Services  (4.7%)
Nabisco Inc, 6.00%, 2/15/11                                                                            250,000              248,125
Tenneco Inc., 10.075%, 2/1/01                                                                        1,000,000            1,095,000
Tyco International Ltd., 6.50%, 11/1/01                                                              1,000,000            1,011,250
                                                                                                                          ---------
                                                                                                                          2,354,375
                                                                                                                          ---------
Oil & Gas Exploration Products & Services  (1.5%)
Vastar Resources, Inc., 6.95%, 11/8/06                                                                 750,000              765,938
                                                                                                                            -------

Retail-General Merchandise  (3.6%)
May Department Stores Co., 7.15%, 8/15/04                                                            1,000,000            1,047,500
Pep Boys, 6.71%, 11/3/04                                                                               750,000              754,688
                                                                                                                            -------
                                                                                                                          1,802,188
                                                                                                                          ---------
Semiconductors  (1.0%)
Applied Materials, Inc., 6.70%, 9/6/05                                                                 500,000              505,625
                                                                                                                            -------

Tobacco  (1.0%)
Philip Morris Cos., Inc., 7.63%, 5/15/02                                                               500,000              522,500
                                                                                                                            -------
Total Corporate Bonds (Cost $19,045,049)                                                                                 19,564,493
                                                                                                                         ----------

MUNICIPAL BONDS  (3.6%)
New York  (1.6%)
New York State Taxable Series C, 6.125%, 3/1/02                                                        800,000              800,000
                                                                                                                            -------

Washington  (2.0%)
Washington State Housing Trust Fund - Series T, 6.60%, 1/1/03                                        1,000,000            1,018,750
                                                                                                                          ---------
Total Municipal Bonds (Cost $1,811,235)                                                                                   1,818,750
                                                                                                                          ---------

U.S. GOVERNMENT AGENCY MORTGAGES  (10.2%)
Federal Home Loan Bank  (4.1%)
7.87%, 10/20/04, Series AW04                                                                         1,850,000            2,041,494
                                                                                                                          ---------

Federal National Mortgage Assoc.  (6.1%)
7.13%, 6/1/04, Pool #375168                                                                            992,890            1,008,707
7.97%*, 11/1/21, Pool #365421                                                                          831,221              855,119
6.50%, 2/1/28, Pool #415414                                                                          1,197,602            1,185,997
                                                                                                                          ---------
                                                                                                                          3,049,823
                                                                                                                          ---------
Total U.S. Government Agency Mortgages (Cost $5,041,843)                                                                  5,091,317
                                                                                                                          ---------



                       See notes to financial statements.

INTRUST FUNDS TRUST
INTERMEDIATE BOND FUND
Schedule of Portfolio Investments, Continued
April 30, 1998
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS  (7.4%)
U.S. Treasury Notes  (7.4%)
8.50%, 2/15/00                                                                                       3,500,000            3,671,815
                                                                                                                          ---------
Total U.S. Treasury Obligations (Cost $3,670,121)                                                                         3,671,815
                                                                                                                          ---------

INVESTMENT COMPANIES  (0.5%)
Fedfund Money Market Fund                                                                              236,658              236,658
                                                                                                                            -------
Total Investment Companies (Cost $236,658)                                                                                  236,658
                                                                                                                            -------



Total (Cost $48,555,654) (a) - 99.2%                                                                            $        49,446,910
                                                                                                                         ==========

----------------
Percentages indicated are based on net assets of $49,865,787.

     (a) Represents cost for federal tax purposes and differs from market value by net unrealized appreciation of securities as follows:

         Unrealized appreciation                  $ 938,941
         Unrealized depreciation                   (47,685)
         Net unrealized appreciation                891,256


     (b) Represents a restricted security purchases under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid.

     * Variable rate securities. This rate reflected on the Schedule of Investments is the rate in effect at April 30, 1998.


     AMBAC = Insured by American Municipal Bond Assurance Corporation MBIA = Insured by Municipal Bond Insurance Association
     LLC = Limited Liability Corporation


                       See notes to financial statements.

INTRUST FUNDS TRUST
STOCK FUND
Schedule of Portfolio Investments
April 30, 1998
(Unaudited)



------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                           Market
                                                                                                        Shares              Value
                                                                                                        ------              ------
COMMON STOCKS  (98.2%)
Aerospace & Military Technology  (3.5%)
Allied Signal, Inc.                                                                                     43,300      $     1,897,081
Lockheed Martin Corp.                                                                                   14,500            1,614,938
                                                                                                                          ---------
                                                                                                                          3,512,019
                                                                                                                          ---------
Automotive  (1.7%)
Chrysler Corp.                                                                                          42,100            1,691,894
                                                                                                                          ---------

Banking  (2.9%)
First Union Corp.                                                                                       20,500            1,237,688
Nationsbank                                                                                             21,200            1,605,900
                                                                                                                          ---------
                                                                                                                          2,843,588
                                                                                                                          ---------
Brewery  (2.0%)
Anheuser-Busch Cos., Inc.                                                                               43,200            1,979,100
                                                                                                                          ---------

Building Products  (1.1%)
Masco Corp.                                                                                             18,900            1,096,200
                                                                                                                          ---------

Computers  (1.9%)
Seagate Technology, Inc. (b)                                                                            38,300            1,022,131
Sun Microsystems, Inc. (b)                                                                              21,400              881,413
                                                                                                                            -------
                                                                                                                          1,903,544
                                                                                                                          ---------
Consumer Goods & Services  (2.9%)
Kimberly Clark Corp.                                                                                    29,500            1,497,125
Sears, Roebuck & Co.                                                                                    24,100            1,429,431
                                                                                                                          ---------
                                                                                                                          2,926,556
                                                                                                                          ---------
Containers & Packaging  (1.1%)
Crown Cork & Seal Co.                                                                                   20,500            1,067,281
                                                                                                                          ---------

Diversified  (2.4%)
Corning, Inc.                                                                                           17,400              696,000
Minnesota Mining And Manufacturing Co.                                                                   8,200              773,875
Tenneco, Inc.                                                                                           22,000              947,375
                                                                                                                            -------
                                                                                                                          2,417,250
                                                                                                                          ---------
Electric Utility  (2.5%)
Dominion Resources, Inc. of Virginia                                                                     8,300              328,369
Southern Co.                                                                                            34,800              922,200
Texas Utilities Co.                                                                                     32,000            1,280,000
                                                                                                                          ---------
                                                                                                                          2,530,569
                                                                                                                          ---------
Electrical & Electronic  (2.9%)
AMP, Inc.                                                                                               37,000            1,454,563
Emerson Electric Co.                                                                                    22,900            1,457,012
                                                                                                                          ---------
                                                                                                                          2,911,575
                                                                                                                          ---------
Electronic Components/Instruments  (3.8%)
Motorola, Inc.                                                                                          19,000            1,056,875
National Semiconductor Corp. (b)                                                                        44,100              970,200
Raytheon Co-Class A                                                                                     15,800              871,963
Raytheon Co-Class B                                                                                     15,900              901,331
                                                                                                                            -------
                                                                                                                          3,800,369
                                                                                                                          ---------



                      See notes to financial statements.

INTRUST FUNDS TRUST
STOCK FUND
Schedule of Portfolio Investments, Continued
April 30, 1998
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------------



                                                                                                                           Market
                                                                                                        Shares             Value
                                                                                                        ------             -----
Common Stocks, continued:
Energy  (2.8%)
Atlantic Richfield Co.                                                                                  20,900      $     1,630,200
Texaco, Inc.                                                                                            18,600            1,143,900
                                                                                                                          ---------
                                                                                                                          2,774,100
                                                                                                                          ---------
Financial Services  (1.1%)
Chase Manhattan Corp.                                                                                    7,900            1,094,644
                                                                                                                          ---------

Food Products & Services  (5.8%)
American Stores Co.                                                                                     43,000            1,032,000
Archer-Daniels-Midland Co.                                                                              84,385            1,814,277
Conagra, Inc.                                                                                           51,200            1,494,400
General Mills, Inc.                                                                                      8,700              587,794
McDonald's Corp.                                                                                        12,900              798,188
                                                                                                                            -------
                                                                                                                          5,726,659
                                                                                                                          ---------
Forest Products  (2.6%)
Champion International Co.                                                                              12,800              688,800
Fort James Corporation                                                                                  38,600            1,915,525
                                                                                                                          ---------
                                                                                                                          2,604,325
                                                                                                                          ---------
Health Care  (5.7%)
Abbott Labs                                                                                             21,500            1,572,188
American Home Products Corp.                                                                            15,300            1,424,813
Baxter International, Inc.                                                                              36,200            2,006,837
Humana, Inc.(b)                                                                                         25,200              680,400
                                                                                                                            -------
                                                                                                                          5,684,238
                                                                                                                          ---------
Industrial Goods & Services  (5.7%)
Air Products & Chemical Inc.                                                                             3,000              260,813
Du Pont (Ei) De Nemours & Co.                                                                           18,200            1,325,188
Hercules, Inc.                                                                                          10,300              492,469
PPG Industries, Inc.                                                                                    22,100            1,562,193
Praxair, Inc.                                                                                           39,800            2,002,437
                                                                                                                          ---------
                                                                                                                          5,643,100
                                                                                                                          ---------
Insurance  (12.3%)
Aetna, Inc.                                                                                             23,900            1,931,419
Allstate Corp.                                                                                          12,000            1,155,000
American General Corp.                                                                                  13,200              879,450
Chubb Corp.                                                                                             20,000            1,578,750
Cigna Corp.                                                                                             10,800            2,234,925
General Re Corp.                                                                                        10,100            2,257,980
Loews Corp.                                                                                             10,700            1,070,669
St. Paul Co.                                                                                             1,800              152,550
UNUM Corp.                                                                                              15,500              833,125
                                                                                                                            -------
                                                                                                                         12,093,868
                                                                                                                         ----------
Machinery & Equipment  (1.2%)
Deere & Co.                                                                                             20,400            1,192,125
                                                                                                                          ---------

Metals & Mining  (1.6%)
Aluminum Co. of America                                                                                 10,000              775,000
Newmont Mining Corp.                                                                                    26,800              862,625
                                                                                                                            -------
                                                                                                                          1,637,625
                                                                                                                          ---------
Natural Resources  (1.1%)
Amerada Hess Corp.                                                                                      19,800            1,138,500
                                                                                                                          ---------



                      See notes to financial statements.

INTRUST FUNDS TRUST
STOCK FUND
Schedule of Portfolio Investments, Continued
April 30, 1998
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Market
                                                                                                         Shares             Value
                                                                                                         ------             -----
Common Stocks, continued:
Office Equipment & Services (0.9%)
Hewlett-Packard Co.                                                                                     11,700     $        881,156
                                                                                                                            -------

Oil & Gas Exploration Products & Services  (8.9%)
Amoco Corp.                                                                                             25,800            1,141,650
Baker Hughes, Inc.                                                                                      21,000              850,500
Burlington Resources, Inc.                                                                              22,600            1,062,200
Chevron Corp.                                                                                            6,200              512,663
Dresser Industries, Inc.                                                                                 3,800              200,925
Halliburton Co.                                                                                         11,400              627,000
Occidental Petroleums Corp.                                                                             52,000            1,530,749
Union Pacific Resources Group, Inc.                                                                     47,900            1,143,613
Unocal                                                                                                  42,100            1,723,468
                                                                                                                          ---------
                                                                                                                          8,792,768
                                                                                                                          ---------
Paper Products  (0.6%)
Weyerhaeuser Co.                                                                                         9,900              570,488
                                                                                                                            -------
Printing & Publishing  (0.7%)
Gannett Co., Inc.                                                                                       10,000              679,375
                                                                                                                            -------

Railroads  (3.5%)
Burlington Northern Santa Fe Corp.                                                                      17,400            1,722,600
CSX Corp.                                                                                               33,500            1,758,750
                                                                                                                          ---------
                                                                                                                          3,481,350
                                                                                                                          ---------
Retail-General Merchandise  (6.1%)
Consolidated Stores (b)                                                                                 24,300              972,000
Dillards Inc.                                                                                           29,500            1,080,438
Federated Department Stores, Inc.(b)                                                                    31,600            1,554,324
May Department Stores Co.                                                                               10,400              641,550
Toys 'R Us (b)                                                                                          26,100              719,381
Woolworth Corp. (b)                                                                                     49,000            1,127,000
                                                                                                                          ---------
                                                                                                                          6,094,693
                                                                                                                          ---------
Technology  (3.3%)
International Business Machines Corp.                                                                   27,900            3,232,913
                                                                                                                          ---------

Telecommunications  (2.6%)
Bell Atlantic                                                                                           12,791            1,196,758
SBC Communications, Inc.                                                                                 5,900              244,481
Worldcom, Inc. (b)                                                                                      26,500            1,133,703
                                                                                                                          ---------
                                                                                                                          2,574,942
                                                                                                                          ---------
Tire & Rubber  (0.4%)
Goodyear Tire & Rubber Co.                                                                               5,900              413,000
                                                                                                                            -------

Utilities  (2.6%)
Consolidated Edison Inc.                                                                                 7,200              325,800
GTE Corp.                                                                                               24,700            1,443,406
Pacificorp                                                                                              36,700              853,275
                                                                                                                            -------
                                                                                                                          2,622,481
                                                                                                                          ---------
Total Common Stocks (Cost $87,848,335)                                                                                   97,612,295
                                                                                                                         ----------





                      See notes to financial statements.

INTRUST FUNDS TRUST
STOCK FUND
Schedule of Portfolio Investments, Continued
April 30, 1998
(Unaudited)



------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                            Market
                                                                                                         Shares             Value
                                                                                                         ------             -----
INVESTMENT COMPANIES  (0.8%)
Fedfund Money Market Fund                                                                              747,476     $        747,476
                                                                                                                            -------

Total Investment Companies (Cost $747,476)                                                                                  747,476
                                                                                                                            -------



Total (Cost $88,595,811) (a) - 99.0%                                                                               $     98,359,771
                                                                                                                         ==========
----------------


Percentages indicated are based on net assets of $99,382,538.

     (a) Represents cost for federal tax purposes and differs from market value by unrealized appreciation of securities as follows:

         Unrealized appreciation                 $  10,889,853
         Unrealized depreciation                    (1,125,893)
                                                   -----------
         Net unrealized appreciation             $   9,763,960


    (b)  Represents non-income producing securities.






                      See notes to financial statements.

INTRUST FUNDS TRUST
KANSAS TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments
April 30, 1998
(Unaudited)
--------------------------------------------------------------------------------


                                                                                                                            Market
                                                                                                       Principal             Value
                                                                                                       ---------             -----
MUNICIPAL BONDS  (99.72%)
Guam  (0.38%)
Guam Government Limited Obligation Highway, Series A, 5.50%, 5/1/99, FSA                   $           200,000      $       203,424
Guam Government, Series A, 5.90%, 9/1/05, Callable 3/1/99 @ 100                                        250,000              253,098
                                                                                                                            -------
                                                                                                                            456,522
                                                                                                                            -------
Kansas  (96.66%)
Anthony, Elect Revenue, 5.30%, 12/1/17, Callable 12/1/05 @100                                        1,215,000            1,202,849
Barton County,  School District #428, Great Bend, GO, Series A, 5.30%,                               1,390,000            1,416,062
9/1/15, Callable 9/1/06 @ 100
Belleville, Electric & Gas Systems Revenue, Series A, 5.00%, 12/1/98                                   150,000              150,911
Belleville, Electric & Gas Systems Revenue, Series A, 5.50%, 12/1/02                                   175,000              184,406
Belleville, Electric & Gas Systems Revenue, Series A, 5.70%, 12/1/04,                                  150,000              158,813
Callable 12/1/02 @ 101
Bourbon County, School District #234, GO, Series B, 5.50%, 9/1/09,                                     195,000              205,969
Callable 9/1/06 @ 100, FSA
Bourbon County, School District #234, GO, Series B, 5.60%, 9/1/10,                                     215,000              227,094
Callable 9/1/06 @ 100, FSA
Bourbon County, School District #234, GO, Series B, 5.63%, 9/1/11,                                     285,000              300,675
Callable 9/1/06 @ 100, FSA
Brown County, Horton  School District #430, GO, 5.38%, 9/1/13, Callable                                500,000              510,000
9/1/06 @ 100, FSA
Butler & Sedgwick County, School District #385, 5.70%, 9/1/14, Callable                                630,000              651,263
9/1/03 @100, FSA
Butler & Sedgwick County, School District #385 Andover, 5.70%, 9/1/15,                                 370,000              382,025
Callable 9/1/03 @100, FSA
Butler County, School District #402, GO, 4.15%, 10/1/01, FSA                                           250,000              249,063
Butler County, School District #402, GO, 4.30%, 10/1/02, FSA                                           250,000              249,688
Butler County, School District #402, GO, 5.25%, 10/1/12, Callable 4/1/04                               500,000              505,625
 @ 100, FSA
Cherokee County, School District #499, GO, 5.80%, 10/1/09, Callable                                    200,000              208,750
10/1/02 @ 100, AMBAC
Cherokee County, School District #499, GO, 5.90%, 10/1/10, Callable                                    215,000              225,213
10/1/02 @ 100, AMBAC
Cherokee County, School District #499, GO, 5.95%, 10/1/11, Callable                                    225,000              236,250
10/1/02 @ 100, AMBAC
City Of Arkansas, GO, 3.80%, 12/1/99                                                                   285,000              280,369
Clay County, GO, Series B, 6.20%, 10/1/02, Prerefunded 10/1/02 @100                                    250,000              267,813
Clay County, School District #379, GO, Series 1992, 5.30%, 4/1/00,                                     250,000              253,073
Callable 4/1/99 @100
Clay County, School District #379, GO, Series 1992, 5.40%, 4/1/01,                                     250,000              252,650
Callable 4/1/99 @100
Coffeyville, Community College, COP, 5.88%, 10/1/14, Callable 10/1/04 @                                250,000              261,563
100
Coffeyville, Water & Sewer Revenue, 4.60%, 10/1/04, Callable 05/22/98 @                                465,000              469,650
102, AMBAC
Coffeyville, Water & Sewer Revenue, 4.70%, 10/1/05, Callable 05/22/98 @                                490,000              495,513
102, AMBAC
Cowley County, School District #470, GO, 5.45%, 12/1/12, Callable                                      500,000              515,000
12/1/06 @ 100, FGIC
Cowley County, School District #470, GO, 5.50%, 12/1/16, Callable                                    1,000,000            1,021,249
12/1/06 @ 100, FGIC
Decatur County, GO, Series 1992, 6.00%, 9/1/01, Callable 9/1/99 @ 100                                  250,000              256,250

                       See notes to financial statements.

INTRUST FUNDS TRUST
KANSAS TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments, Continued
April 30, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                                                                                                            Market
                                                                                                       Principal             Value
                                                                                                       ---------             -----
Municipal Bonds, continued:
Dickinson County, Abilene School District #435, GO, Series 1992, 5.40%,                     $          265,000      $       266,985
4/1/01, Callable 4/1/99 @100
Dickinson County, Abilene School District #435, GO, Series 1992, 5.60%,                                300,000              301,584
4/1/03, Callable 4/1/99 @100
Dodge, Pollution Control Revenue, 6.63%, 5/1/05, Private Placement                                     700,000              771,749
Dodge, School District #443, GO, 4.70%, 3/1/07, Callable 3/1/04 @ 100,                                 180,000              179,100
FSA
Dodge, School District #443, GO, 4.80%, 3/1/08, Callable 3/1/04 @ 100,                                 360,000              362,250
FSA
Dodge, School District #443, GO, 5.00%, 3/1/14, Callable 3/1/04 @ 100,                                 250,000              246,875
FSA
Douglas County, School District #497, GO, Series 1993 A, 4.50%, 9/1/02,                                250,000              251,875
Callable 9/1/01 @ 100
Douglas County, School District #497, GO, Series A, 5.40%, 9/1/15,                                     600,000              614,250
Callable 9/1/06 @ 100
El Dorado, Water Utility System Revenue, 4.40%, 10/1/02                                                230,000              231,150
El Dorado, Water Utility System Revenue, 4.45%, 10/1/03                                                305,000              306,906
El Dorado, Water Utility System Revenue, 4.65%, 10/1/05                                                350,000              353,063
El Dorado, Water Utility System Revenue, 4.70%, 10/1/06, Callable                                      275,000              277,406
10/1/05 @ 100
El Dorado, Water Utility System Revenue, 4.75%, 10/1/07, Callable                                      200,000              202,250
10/1/05 @ 100
Ellsworth County, School District #328, GO, 5.25%, 9/1/15, Callable                                    500,000              503,750
9/1/06 @ 100, FSA
Emporia, GO, Series B, 5.15%, 9/1/00                                                                   155,000              158,875
Emporia, GO, Series B, 5.25%, 9/1/01                                                                   165,000              171,188
Emporia, GO, Series B, 6.00%, 9/1/06, Callable 9/1/02 @ 100                                            175,000              184,844
Finney County, GO, 5.00%, 12/1/10, Callable 12/1/07 @ 100, MBIA                                        500,000              508,750
Finney County, School District #457, GO, 5.50%, 10/1/99                                                185,000              188,700
Finney County, School District #457, GO, 5.55%, 10/1/00                                                250,000              258,438
Finney County, School District #457, GO, Series 1991, 5.70%, 10/1/98                                   500,000              503,830
Ford County, Single Family Mortgage Revenue, Series A, 7.90%, 8/1/10,                                  240,000              258,000
Callable 8/1/02 @ 103, FHA
Franklin County, GO, Series B, 4.75%, 9/1/05, Callable 9/1/03 @100                                     330,000              331,238
Franklin County, School District #290, GO, 5.20%, 9/1/13, Callable                                     230,000              233,163
9/1/06 @ 100, FSA
Franklin County, School District #290, GO, 5.25%, 9/1/14, Callable                                     500,000              506,250
9/1/06 @ 100, FSA
Franklin County, School District #290, GO, 5.30%, 9/1/16, Callable                                     335,000              339,188
9/1/06 @ 100, FSA
Garden City, GO, Series B, 4.90%, 11/1/99, MBIA                                                        250,000              253,750
Garden City, GO, Series B, 5.45%, 11/1/04, Callable 11/1/03 @100, MBIA                                 250,000              262,188
Garden City, Water & Sewer Revenue, Series 1991, 6.50%, 11/1/00                                        125,000              132,031
Garden City, Water & Sewer Revenue, Series 1991, 6.75%, 11/1/03,                                       125,000              133,125
Callable 11/1/00 @ 100
Gardner, Electric Utilities Revenue, 7.00%, 11/1/09, Callable 11/1/01 @                                500,000              530,000
101
Gardner, GO, 5.30%, 9/1/11, Callable 9/1/02 @ 100, AMBAC                                               330,000              335,363
Gove County, GO, 5.15%, 4/1/12, Callable 10/1/01 @101, AMBAC                                           560,000              560,000
Gray County, School District #102, GO, 6.00%, 9/1/04                                                   100,000              106,625

                       See notes to financial statements.

INTRUST FUNDS TRUST
KANSAS TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments, Continued
April 30, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                                                                                                            Market
                                                                                                       Principal             Value
                                                                                                       ---------             -----
Municipal Bonds, continued:
Gray County, School District #102, GO, 6.20%, 9/1/06, Callable 9/1/05 @                      $         125,000      $       134,219
100
Gray County, School District #102, GO, 6.80%, 9/1/15, Callable 9/1/05 @                                250,000              271,875
100
Gray County, School District #102, GO, 5.00%, 9/1/15, Callable 09/01/08                                800,000              781,999
@ 100
Harvey County, School District #373, GO, 5.55%, 9/1/13, Callable 9/1/05                                500,000              516,250
@ 100, FSA
Hays, GO, Series A, 5.15%, 9/1/09, Callable 9/1/03 @ 100, FGIC                                         250,000              255,625
Hays, GO, Series A, 5.25%, 9/1/10, Callable 9/1/03 @ 100, FGIC                                         250,000              255,625
Hays, Internal Improvement, GO, Series A, 5.20%, 9/1/01                                                105,000              108,938
Hays, Internal Improvement, GO, Series A, 5.30%, 9/1/02, Callable 9/1/01                               110,000              113,575
 @ 100
Hays, Internal Improvement, GO, Series A, 5.50%, 9/1/04, Callable 9/1/01                               120,000              123,750
 @ 100
Hays, Water & Sewer Revenue, 5.60%, 9/1/99, AMBAC                                                      100,000              102,250
Hays, Water & Sewer Revenue, 5.80%, 9/1/00, AMBAC                                                      100,000              103,750
Hays, Water & Sewer Revenue, 6.20%, 9/1/03, Prerefunded 9/1/00 @ 100,                                  100,000              104,625
AMBAC
Hays, Water & Sewer Revenue, 6.40%, 9/1/05, Prerefunded 9/1/00 @ 100,                                  180,000              189,225
AMBAC
Hays, Water & Sewer Revenue, 5.20%, 9/1/11, Callable 9/1/03 @ 100, MBIA                                260,000              262,925
Holton, Electric System Revenue, Series 1992 A, 6.40%, 12/1/06,                                        150,000              160,313
Prerefunded 12/1/01 @ 100
Holton, Electric System Revenue, Series 1992 A, 6.50%, 12/1/07,                                        150,000              160,875
Prerefunded 12/1/01 @ 100
Hutchinson, Water & Sewer Revenue, Series 93, 6.85%, 12/1/05, AMBAC                                    150,000              171,938
Hutchinson, Water & Sewer Revenue, Series 93, 5.00%, 12/1/11, Callable                                 225,000              225,563
12/1/03 @ 102, AMBAC
Jefferson County, School District #340, GO, 6.00%, 9/1/06, Prerefunded                                 300,000              325,500
9/1/04 @ 100, FSA
Jefferson County, School District #340, GO, 6.10%, 9/1/07, Prerefunded                                 320,000              348,800
9/1/04 @ 100, FSA
Jefferson County, School District #340, GO, 6.20%, 9/1/08, Prerefunded                                 330,000              361,350
9/1/04 @ 100, FSA
Johnson & Miami Counties, School District #230, GO, 5.25%, 12/1/05,                                    350,000              362,250
Callable 12/1/03 @100
Johnson County, Fire District #002, 4.65%, 9/1/04                                                      270,000              272,700
Johnson County, GO, Series A, 5.60%, 9/1/03, Callable 9/1/02 @ 101                                     200,000              211,500
Johnson County, School District #223, 5.00%, 9/1/14, Callable 9/1/09                                 3,000,000            2,947,499
@100, FGIC
Johnson County, School District #229, GO, Series A, 5.00%, 10/1/14,                                    250,000              248,125
Callable 10/1/05 @100
Johnson County, School District #232, GO, 5.40%, 9/1/14, Callable 9/1/07                             1,050,000            1,076,249
 @ 100, MBIA
Johnson County, School District #233, GO, 5.65%, 9/1/03, Callable 3/1/02                               485,000              509,856
 @ 101, AMBAC
Johnson County, School District #233, GO, 5.95%, 9/1/05, Callable 3/1/02                               500,000              528,125
 @ 101, AMBAC
Johnson County, School District #512, GO, 5.30%, 10/1/14, Callable                                     550,000              559,625
10/1/05 @ 100

                       See notes to financial statements.

INTRUST FUNDS TRUST
KANSAS TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments, Continued
April 30, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                                                                                                            Market
                                                                                                       Principal             Value
                                                                                                       ---------             -----
Municipal Bonds, continued:
Johnson County, School District #512, GO, Series B, 5.25%, 10/1/17,                           $        500,000     $        499,375
Callable 10/1/06 @ 100
Johnson County, Water District #001 Revenue Bond, 5.13%, 12/1/08,                                      250,000              257,500
Callable 12/1/03 @ 100
Johnson County, Water District #001 Revenue Bond, 5.30%, 12/1/12,                                      265,000              269,638
Callable 12/1/03 @100
Johnson County, Water District #001 Revenue Bond, Series 1990 A, 6.90%,                                250,000              267,188
12/1/00
Johnson County, Water District #001 Revenue Bond, Series A, 6.10%,                                     250,000              258,438
12/1/16, Callable 12/1/01 @ 100
Junction City, GO, Series DD, 6.20%, 9/1/06, Callable 9/1/00 @ 100                                     515,000              534,956
Junction City, Industrial Revenue, F.W. Woolworth Company Project -                                     70,000               71,161
Series B, 7.25%, 11/1/98
Junction City, Water Revenue, Series A, 4.90%, 4/1/01                                                  205,000              209,869
Junction City, Water Revenue, Series A, 4.90%, 10/1/01                                                 210,000              216,038
Kansas City, GO, 5.45%, 4/1/17, Callable 10/1/06 @100, FGIC                                            340,000              344,675
Kansas City, GO, 5.45%, 10/1/17, Callable 10/1/06 @ 100, FGIC                                          450,000              456,188
Kansas City, GO, Series B, 5.38%, 9/1/10, Callable 9/1/05 @ 100, MBIA                                1,500,000            1,556,249
Kansas City, Pollution Control Revenue, General Motors Corp., 5.45%,                                   500,000              510,625
4/1/06, Callable 10/1/99 @ 101
Kansas City, SO, 5.50%, 2/15/99                                                                        500,000              506,420
Kansas Department of Transportation Highway Revenue, 5.50%, 9/1/14                                   1,000,000            1,054,999
Kansas State Development Finance Authority Educational, 4.80%, 10/01/08,                               345,000              346,725
Callable 10/01/04 @ 100
Kansas State Development Finance Authority Educational, 5.00%, 10/1/12,                                500,000              502,500
Callable 10/1/04 @ 100
Kansas State Development Finance Authority Water Supply, 4.40%, 4/1/06,                              1,000,000              987,499
AMBAC
Kansas State Development Finance Board Regents, 4.38%, 10/1/03, AMBAC                                1,000,000              998,749
Kansas Turnpike Authority, 5.50%, 9/1/06, AMBAC (b)                                                  1,915,000            2,008,355
Kearny County, School District #215,GO, 4.80%, 9/1/13, Callable 9/1/06                                 700,000              677,250
@100, MBIA
Kingman, Electric Utility & Distribution System Revenue, 5.50%, 9/1/08,                                250,000              252,188
Callable 9/1/00 @ 100
Kingman, Water & Sewer Utility & Distribution System Revenue, 6.13%,                                   250,000              262,813
9/1/15, Callable 9/1/03 @ 100
Labette County, Single Family Mortgage Revenue, 7.65%, 12/1/11, Callable                             1,105,000            1,182,349
6/1/08 @ 103, GNMA
Lawrence, GO, Series L, 5.60%, 9/1/98                                                                  175,000              176,106
Lawrence, GO, Series P, 5.10%, 9/1/01, Callable 9/1/00 @ 100                                           220,000              224,950
Lawrence, Sales Tax, GO, Series V, 5.50%, 9/1/12, Callable 9/1/04 @ 100                                500,000              517,500
Lawrence, Water & Sewer System Revenue, 5.30%, 11/1/07, Callable 11/1/05                               315,000              330,356
@ 100
Lawrence, Water & Sewer System Revenue, 5.70%, 11/1/11, Callable 11/1/05                               395,000              411,294
@ 100
Lawrence, Water & Sewer System Revenue, 5.10%, 11/1/12, Callable 11/1/06                               320,000              323,600
@100
Lawrence, Water & Sewer System Revenue, 5.25%, 11/1/15, Callable 11/1/06                               505,000              513,206
@ 100
Lawrence, Water & Sewer System Revenue, 5.20%, 11/01/16, Callable                                      250,000              251,875
11/1/06 @100

                       See notes to financial statements.

INTRUST FUNDS TRUST
KANSAS TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments, Continued
April 30, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                                                                                                            Market
                                                                                                       Principal             Value
                                                                                                       ---------             -----
Municipal Bonds, continued:
Leavenworth County, School District #453, GO, 4.70%, 9/1/11, Callable                         $        400,000    $         393,500
9/1/07 @ 100, FGIC
Leavenworth County, School District #453, GO, 4.80%, 9/1/12, Callable                                  460,000              450,225
9/1/07 @ 100, FGIC
Leavenworth County, School District #469, GO, 4.60%, 9/1/05, FSA                                       340,000              341,275
Leavenworth Hospital Revenue, 6.13%, 4/1/15, Callable 4/1/07 @ 102                                     415,000              430,563
Leavenworth, GO, Series B, 5.05%, 9/1/00                                                               210,000              214,200
Leawood, GO, Series A, 5.00%, 9/1/00                                                                   300,000              306,375
Leawood, GO, Series A, 5.20%, 9/1/01, Callable 9/1/00 @ 100                                            250,000              256,250
Leawood, GO, Series A, 5.25%, 9/1/09, Callable 9/1/06 @ 100                                            250,000              260,625
Leawood, GO, Series A, 5.35%, 9/1/10, Callable 9/1/06 @ 100                                            250,000              260,625
Leawood, GO, Series A, 5.40%, 9/1/11, Callable 9/1/06 @ 100                                            375,000              388,594
Leawood, GO, Series A, 5.00%, 9/1/15, Callable 9/1/06 @ 100                                            250,000              249,375
Leawood, GO, Series B, 5.00%, 9/1/10, Callable 9/1/06 @ 100                                            400,000              403,500
Lindsborg, Electric & Waterworks Systems Revenue, 5.00%, 10/1/05                                       100,000              105,500
Lindsborg, Electric & Waterworks Systems Revenue, 5.30%, 10/1/07,                                      105,000              110,644
Callable 10/1/05 @ 100
Lindsborg, Electric & Waterworks Systems Revenue, 5.60%, 10/1/09,                                      120,000              126,150
Callable 10/1/05 @ 100
Lyon County, Hospital Revenue, 5.20%, 2/1/02, Callable 8/1/00 @ 100                                    115,000              114,856
Lyon County, Hospital Revenue, 5.20%, 2/1/02, Callable 8/1/00 @ 100                                    250,000              249,688
Lyon County, Hospital Revenue, 5.30%, 2/1/03, Callable 8/1/00 @ 100                                    100,000               99,875
Lyon County, School District #253, GO, 5.60%, 10/1/10, Callable 10/1/03                                650,000              667,063
@102
Manhattan, Commercial Development, 11.00%, 7/1/16                                                    1,000,000            1,697,499
Manhattan, GO, 5.40%, 11/1/16, Callable 11/1/04 @ 100                                                  405,000              409,556
Manhattan, GO, Series 189, 5.85%, 11/1/02, Callable 11/1/01 @ 100                                      250,000              262,500
Marion County, School District #411, GO, 5.30%, 4/1/13, Callable 4/1/03                                660,000              669,900
@ 101.5
McPherson County, School District #400, GO, 5.20%, 12/1/10, Callable                                   250,000              258,750
12/1/05 @ 100, FGIC
McPherson County, School District #400, GO, 5.25%, 12/1/12, Callable                                   250,000              255,938
12/1/05 @ 100, FGIC
McPherson, Electric Utility Revenue, 5.55%, 3/1/09, Callable 3/1/00 @                                  550,000              557,563
100, AMBAC
McPherson, GO, Series 116, 5.00%, 11/1/06, Callable 11/1/99 @ 100, AMBAC                               500,000              502,500
Meade, Industrial Revenue, 6.50%, 10/1/06                                                            1,000,000            1,131,249
Miami County, School District #367, GO, 5.00%, 9/1/16, Callable 9/1/08 @                               900,000              869,624
100, FGIC
Miami County, School District #368, GO, 6.50%, 12/1/05, Callable 6/1/02                                500,000              536,250
@ 100, AMBAC
Miami County, School District #416, GO, 6.00%, 9/1/02, Callable 9/1/00 @                               250,000              259,063
100, AMBAC
Miami County, School District, GO, Series A, 5.85%, 9/1/13, Prerefunded                                550,000              591,938
9/1/04 @ 100, AMBAC
Montgomery County, School District #447, GO, 5.45%, 9/1/15, Callable                                   260,000              264,550
9/1/06 @ 100
Montgomery County, School District #447, GO, 5.50%, 9/1/17, Callable                                   250,000              253,125
9/1/06 @ 100
Nemaha County, School District #441, GO, 5.40%, 3/1/02, Callable 3/1/01                                250,000              256,875
@ 100, AMBAC

                       See notes to financial statements.

INTRUST FUNDS TRUST
KANSAS TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments, Continued
April 30, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                                                                                                            Market
                                                                                                       Principal             Value
                                                                                                       ---------             -----
Municipal Bonds, continued:
Nemaha County, School District #441, GO, 5.75%, 3/1/07, Callable 3/1/01                       $        250,000     $        257,188
@ 100, AMBAC
Neosho County, School District #413, GO, 5.65%, 9/1/01                                                 260,000              271,700
Newton, Wastewater Treatment System Revenue, 5.75%, 3/1/99                                             110,000              111,696
Newton, Wastewater Treatment System Revenue, 6.00%, 3/1/00                                             115,000              118,881
Newton, Wastewater Treatment System Revenue, 6.20%, 3/1/01                                             120,000              126,450
Newton, Wastewater Treatment System Revenue, 6.40%, 3/1/02                                             130,000              139,750
Newton, Wastewater Treatment System Revenue, 4.90%, 3/1/12, Callable                                   700,000              686,000
3/1/07 @ 100
Olathe, GO, Series 184, 4.60%, 10/1/99                                                                 275,000              277,406
Olathe, Health Facility Revenue, 5.20%, 9/1/17, Callable 9/1/05 @100                                 1,000,000              998,749
Olathe, Labette County Mortgage Loan Revenue, 7.15%, 2/1/15, Callable                                   50,000               53,625
8/1/01 @ 103, GNMA
Olathe, Multifamily Housing Revenue, 5.50%, 6/1/04, FNMA                                               365,000              384,163
Olathe, Water & Sewer System Revenue, 5.20%, 7/1/12, Callable 7/1/06 @                               1,170,000            1,189,012
100, AMBAC
Osborne, GO, Series 1992, 5.50%, 12/1/01, Callable 12/1/98 @ 100                                       135,000              135,825
Osborne, GO, Series 1992, 5.60%, 12/1/02, Callable 12/1/98 @ 100                                       140,000              140,643
Osborne, GO, Series 1992, 5.70%, 12/1/03, Callable 12/1/98 @ 100                                       150,000              150,671
Osborne, GO, Series 1992, 5.80%, 12/1/04, Callable 12/1/98 @ 100                                       155,000              155,744
Ottawa, Waterworks & Electric System Revenue, 6.15%, 12/1/00, MBIA                                     250,000              261,875
Ottawa, Waterworks & Electric System Revenue, 6.25%, 12/1/01, MBIA                                     250,000              265,938
Pawnee County, School District #495, GO, 5.10%, 9/1/04, Callable 9/1/03                                255,000              264,244
@ 100, FSA
Phillips County, School District #325, GO, 5.20%, 9/1/03, Callable                                     100,000              103,875
9/1/02 @ 100
Phillips County, School District #325, GO, 5.60%, 9/1/07, Callable                                     155,000              161,006
9/1/02 @ 100
Pottawatomie County, School District #320, GO, Series 1990, 6.60%,                                     500,000              535,000
10/1/02, Callable 10/1/01 @ 100, AMBAC
Pottawatomie County, School District #322, GO, 4.95%, 10/01/12, Callable                               700,000              693,000
 10/1/04 @100
Pratt, Electric System Revenue, 6.60%, 11/1/07, AMBAC                                                  250,000              288,125
Pratt, Electric System Revenue, 4.95%, 11/1/10, Callable 11/1/05 @101,                                 635,000              639,763
AMBAC
Pratt, Electric System Revenue, 5.00%, 11/1/11, Callable 11/1/05 @101,                                 665,000              667,494
AMBAC
Pratt, Electric System Revenue, 6.00%, 11/1/12, Prerefunded 11/1/00 @                                  250,000              260,938
100, AMBAC
Reno County Mortgage, Series B, 8.70%, 9/1/11,, Callable 9/1/01 @ 103                                  130,000              139,750
Reno County, School District #308, GO, 6.25%, 8/1/00, Callable 8/1/98 @                                685,000              688,754
100
Rice County, Union School District #444, 5.08%, 9/1/14, Callable 9/1/07                                755,000              743,675
@ 100
Riley County, School District #383, Series 1992, 5.00%, 11/1/98                                        335,000              337,054
Rural Water Finance Authority, District #13 Revenue Bond, Series F,                                    400,000              410,500
5.90%, 6/1/11, Callable 6/1/01 @ 100
Salina Hospital Revenue, 5.30%, 10/1/13, Callable 10/1/03 @100, AMBAC                                  750,000              761,249
Salina, Internal Improvement, Series P-240, 5.50%, 10/1/99                                             100,000              102,000
Salina, Water & Sewer Revenue, 5.00%, 9/1/07, Callable 9/1/02 @ 100,                                   330,000              333,713
MBIA

                       See notes to financial statements.

INTRUST FUNDS TRUST
KANSAS TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments, Continued
April 30, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                                                                                                            Market
                                                                                                       Principal             Value
                                                                                                       ---------             -----
Municipal Bonds, continued:
Scott City, Water System, Series A, 5.25%, 9/1/04                                             $        130,000     $        132,763
Scott City, Water System, Series A, 5.40%, 9/1/05                                                      140,000              142,625
Scott City, Water System, Series A, 5.60%, 9/1/06                                                      140,000              142,625
Scott City, Water System, Series A, 5.70%, 9/1/07                                                      150,000              153,750
Scott City, Water System, Series A, 5.80%, 9/1/08                                                      145,000              149,350
Scott County, School District #466, GO, Series 1993, 5.38%, 9/1/06,                                    685,000              693,563
Callable 9/1/01 @ 100
Sedgwick & Shawnee Counties Single Family Revenue, 4.90%, 6/1/16                                       785,000              792,849
Sedgwick & Shawnee Counties, Series B-II, 7.80%, 5/1/14, Callable                                      185,000              204,425
11/1/04 @ 103, GNMA
Sedgwick & Shawnee Counties, Single Family Revenue, Series B-1, 8.05%,                                 440,000              508,750
5/1/14, GNMA
Sedgwick & Shawnee Counties, Single Family Revenue, Series B-II, 5.25%,                                 15,000               15,000
11/1/04, GNMA
Sedgwick & Shawnee Single Family Revenue, 5.50%, 6/1/29                                              1,250,000            1,393,749
Sedgwick County Family Mortgage Series A-2, 6.50%, 12/1/16, Callable                                   900,000              969,749
12/1/07 @ 105, GNMA
Sedgwick County, GO, 4.70%, 9/1/12, Callable 9/1/98 @100, FGIC                                         840,000              813,749
Sedgwick County, GO, Series B, 4.05%, 8/1/98                                                           250,000              250,105
Sedgwick County, Mortgage Loan Revenue, Series A, 7.30%, 12/1/12,                                      500,000              532,500
Callable 9/1/01 @ 103, GNMA
Sedgwick County, Public Building, 5.00%, 8/1/16, Callable 8/1/04 @100                                  400,000              394,000
Sedgwick County, School District #260, GO, 4.65%, 10/1/11, Callable                                  1,220,000            1,194,074
10/1/08 @ 100, AMBAC
Sedgwick County, School District #262, GO, Valley Center, 5.10%,                                       100,000               98,176
11/1/98, MBIA
Sedgwick County, School District #266, GO, 5.25%, 9/1/13, Callable                                     650,000              656,500
9/1/02 @ 101, FGIC
Seward County, GO, Series B, 6.00%, 8/15/08, Callable 8/15/01 @ 100,                                   250,000              260,313
AMBAC
Seward County, GO, Series B, 6.00%, 8/15/13, Callable 8/15/01 @ 100,                                   250,000              259,063
AMBAC
Seward County, School District #480, GO, Series 1992, 5.00%, 12/1/00,                                  500,000              502,330
Callable 12/1/98 @ 100, MBIA
Seward County, School District #483, Kismet-Plains, GO, 5.20%, 10/1/12,                                600,000              609,750
Callable 10/1/06 @ 100
Seward County, Single Family Mortgage Revenue, Series B, 8.00%, 5/1/11,                                260,000              279,175
Callable 11/1/01 @ 103
Shawnee County, GO, 4.70%, 9/1/11, Callable 9/1/08 @ 100                                             1,945,000            1,915,824
Shawnee County, GO, Series B, 5.50%, 9/1/09, Prerefunded 9/1/03 @ 100                                  250,000              258,750
Shawnee County, GO, Series B, 5.50%, 9/1/11, Prerefunded 9/1/03 @ 100                                  250,000              257,188
Shawnee County, GO, Series C, 5.60%, 9/1/04, Callable 9/1/02 @ 100                                     500,000              522,500
Shawnee County, Health Care Revenue, 5.15%, 8/15/10, Callable 8/15/05 @                                500,000              508,750
100, FSA
Shawnee County, Revenue Bond, 4.70%, 12/1/04, Callable 12/1/03 @ 102                                   230,000              233,450
Shawnee County, Revenue Bond, 5.00%, 12/1/10, Callable 12/1/03 @ 102                                   360,000              358,200
Shawnee County, School District #345, GO, 7.20%, 9/1/98, MBIA                                          250,000              252,698
Shawnee County, School District #345, GO, 5.75%, 9/1/11, Prerefunded                                   250,000              267,813
9/1/04 @ 100, MBIA
Shawnee County, School District #345, GO, 4.75%, 9/1/11, Callable                                    1,590,000            1,572,112
9/1/04 @ 101.5, MBIA

                       See notes to financial statements.

INTRUST FUNDS TRUST
KANSAS TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments, Continued
April 30, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                                                                                                            Market
                                                                                                       Principal             Value
                                                                                                       ---------             -----
Municipal Bonds, continued:
Shawnee County, School District #437, Auburn-Washburn, GO, 5.25%,                             $        250,000     $        255,000
9/1/11, Callable 9/1/04 @ 100, AMBAC
Shawnee County, School District #437, Auburn-Washburn, GO, 5.25%,                                      350,000              354,375
9/1/12, Callable 9/1/04 @ 100, AMBAC
Shawnee County, School District #437, Auburn-Washburn, GO, 5.25%,                                      175,000              176,750
9/1/13, Callable 9/1/04 @ 100, AMBAC
Shawnee County, School District #437, Auburn-Washburn, GO, Series 1992,                                700,000              744,625
6.25%, 3/1/03, Callable 3/1/02 @ 100, FGIC
State Department of Transportation, Highway Revenue, 5.38%, 3/1/13,                                  1,000,000            1,014,999
Callable 3/1/03 @ 102
State Department of Transportation, Highway Revenue, Series 1993, 5.00%,                               250,000              257,813
3/1/04, Callable 3/1/03 @ 102
State Development Finance Authority Revenue, 4.45%, 5/1/01                                             355,000              360,769
State Development Finance Authority Revenue, 5.13%, 6/1/06, Callable                                   250,000              257,813
6/1/03 @ 102, AMBAC
State Development Finance Authority Revenue, 5.75%, 5/1/14, Callable                                   370,000              390,350
5/1/03 @ 102
State Development Finance Authority Revenue, 5.50%, 5/1/14, Callable                                 1,000,000            1,032,499
5/1/07 @ 100 (c)
State Development Finance Authority Revenue, Department of Corrections,                                250,000              259,688
El Dorado, Project L, 5.63%, 2/1/03, Callable 2/1/00 @ 102, MBIA
State Development Finance Authority Revenue, Project K-II, 5.50%,                                      500,000              512,500
10/1/10, Callable 10/1/01 @ 101
State Development Finance Authority Revenue, Project K-II, 5.60%,                                      500,000              513,125
10/1/11, Callable 10/1/01 @ 101
State Development Finance Authority Revenue, Series J, 5.40%, 4/1/10,                                  500,000              517,500
Callable 4/1/05 @ 100
State Development Finance Authority, Health Facilities Revenue, Hays                                   500,000              506,250
Medical Center Inc., 5.38%, 11/15/16, Callable 11/15/06 @ 102,MBIA
State Development Finance Authority, Health Facilities Revenue, Hays                                   500,000              508,125
Medical Center Inc., 5.50%, 11/15/17, Callable 11/15/07 @ 100, MBIA
State Development Finance Authority, Health Facilities Revenue, Stormont                               475,000              497,563
Health Care, 5.40%, 11/15/05, MBIA
State Development Finance Authority, Health Facilities Revenue, Stormont                               500,000              527,500
Health Care, 5.75%, 11/15/10, Callable 11/15/06 @ 100, MBIA
State Development Finance Authority, Health Facilities Revenue, Stormont                               500,000              525,625
Health Care, 5.80%, 11/15/16, Callable 11/15/06 @ 100, MBIA
State Development Financial Authority , Health Facilities Revenue, Hays                                500,000              515,625
Medical Center, Series B, 5.38%, 11/15/10, Callable 11/15/07 @ 100, MBIA
State Turnpike Authority Revenue Bond, 5.40%, 9/1/09, Callable 9/1/03                                  260,000              270,400
@102, AMBAC
Sumner County, Bridge Improvement, GO, Series 1992, 6.00%, 11/1/04,                                    435,000              456,206
Callable 11/1/01 @ 100, AMBAC
Sumner County, Bridge Improvement, GO, Series 1992, 6.00%, 11/1/05,                                    250,000              261,563
Callable 11/1/01 @ 100, AMBAC
Sumner County, School District #357, Belle Plaine, GO, 5.55%, 9/1/13,                                  375,000              384,844
Callable 9/1/03 @ 100
Thomas County, School District #315, GO, Series 1993, 4.20%, 9/1/01, FSA                               150,000              149,625
Thomas County, School District #315, GO, Series 1993, 4.30%, 9/1/02, FSA                               160,000              159,800
Thomas County, School District #315, GO, Series 1993, 4.40%, 9/1/03, FSA                               165,000              165,000

                       See notes to financial statements.

INTRUST FUNDS TRUST
KANSAS TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments, Continued
April 30, 1998
(Unaudited)


----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                            Market
                                                                                                       Principal             Value
                                                                                                       ---------             -----
Municipal Bonds, continued:
Thomas County, School District #315, GO, Series 1993, 4.60%, 9/1/04,                          $        175,000     $        176,313
Callable 9/1/03 @ 100 FSA
Topeka, GO, Series A, 5.50%, 8/15/16, Callable 8/15/01 @ 101                                           500,000              512,500
Topeka, GO, Series C, 5.50%, 8/15/05, Callable 8/15/99 @ 101                                           250,000              255,000
Topeka, Hospital Revenue, 6.75%, 11/15/00, MBIA                                                        500,000              531,250
Wellington, Electric Waterworks & Sewer Revenue, 7.05%, 5/1/06, AMBAC                                  250,000              291,563
Wellington, Electric Waterworks & Sewer Revenue, 6.25%, 5/1/12, Callable                               250,000              264,375
 5/1/02 @ 100, AMBAC
Wichita, GO, 4.70%, 9/1/12, Callable 9/1/04 @101                                                       565,000              549,463
Wichita, GO, Series 746, 5.30%, 9/1/12, Callable 9/1/04 @ 100                                          750,000              766,874
Wichita, Hospital Revenue, 6.00%, 7/1/04, Callable 6/8/98 @ 100                                        892,000              944,404
Wichita, Multifamily Housing Revenue, 5.90%, 12/1/16, Callable 12/1/05 @                               660,000              688,050
 102
Wichita, Single Family Mortgage Revenue, Series A, 7.10%, 9/1/09,                                      255,000              274,125
Callable 3/1/03 @ 103
Wichita, Water & Sewer Utilities Revenue, 5.60%, 10/1/05, Callable                                     750,000              774,374
10/1/00 @ 101, FGIC
Wichita, Water & Sewer Utilities Revenue, 4.75%, 10/1/08, Callable                                     405,000              406,519
10/1/04 @ 101, FGIC
Wichita, Water & Sewer Utilities Revenue, 4.88%, 10/1/09, Callable                                     900,000              907,874
10/1/04 @ 101, FGIC
Winfield, Sales Tax Revenue, 5.10%, 9/1/06, Callable 9/1/03 @ 100                                      100,000              102,000
Winfield, Sales Tax Revenue, 5.25%, 9/1/07, Callable 9/1/03 @ 100                                      100,000              102,125
Winfield, Sales Tax Revenue, 5.40%, 9/1/08, Callable 9/1/03 @ 100                                      100,000              102,250
Wyandotte County, School District #203, Piper, GO, Series 1992, 5.75%,                                 140,000              143,500
9/1/03, Callable 9/1/01 @ 100
Wyandotte County, School District #203, Piper, GO, Series 1992, 5.90%,                                 295,000              302,375
9/1/04, Callable 9/1/01 @ 100

Wyandotte County, School District #203, Piper, GO, Series 1992, 6.60%,                                 500,000              523,125
9/1/13, Callable 9/1/01 @ 100                                                                                               -------

                                                                                                                        115,289,486
                                                                                                                        -----------
Puerto Rico  (2.68%)
Puerto Rico Commonwealth, Highway & Transportation Authority, Highway                                  500,000              515,625
Revenue, Series X, 5.00%, 7/1/02
Puerto Rico, Electric Power Authority Revenue, Series S, 6.13%, 7/1/09,                              1,000,000            1,130,000
MBIA-IBC
Puerto Rico, Electric Power Authority Revenue, Series Z, 5.50%, 7/1/14,                              1,000,000            1,032,500
Callable 7/1/05 @ 102, MBIA-IBC
Puerto Rico, Public Buildings Authority, Education & Health Facilities                                 500,000              521,250
Revenue, Series M, 5.75%, 7/1/15, Callable 7/1/03 @ 101.50, AMBAC                                                           -------

                                                                                                                          3,199,375
                                                                                                                          ---------
Total Municipal Bonds (Cost $116,367,598)                                                                               118,945,383
                                                                                                                        -----------

INVESTMENT COMPANIES  (0.98%)
Provident Institutional Muni-Cash Tax-Free Money Market Fund                                         1,169,435            1,169,435
                                                                                                                          ---------
Total Investment Companies (Cost $1,169,435)                                                                              1,169,435
                                                                                                                          ---------

Total (Cost $117,537,033) (a) - 100.70%                                                                         $       120,114,818
                                                                                                                        ===========

                       See notes to financial statements.

INTRUST FUNDS TRUST
KANSAS TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments, Continued
April 30, 1998
(Unaudited)
--------------------------------------------------------------------------------

----------------

Percentages indicated are based on net assets of $119,284,432.

    (a) Represents cost for federal tax purposes and differs from market value by net unrealized appreciation of securities as follows:

        Unrealized appreciation                    $ 2,913,912
        Unrealized depreciation                       (336,127)
                                                      --------
        Net unrealized appreciation                $ 2,577,785


    (b) When-issued security

    (c) Segregated assets to be used to fulfill commitments related to the when-issued security

    AMBAC = Insured by American Municipal Bond Assurance Corporation COP = Certificate of Participation
    FGIC = Insured by Federal Guarantee Insurance Corporation
    FHA = Insured by Federal Housing Authority
    FSA = Insured by Federal Security Assurance
    GNMA = Insured by Government National Mortgage Association
    GO = General Obligation
    IBC = Insured Bond Certificate
    MBIA = Insured by Municipal Bond Insurance Association
    SO = Special Obligation

                       See notes to financial statements.

INTRUST FUNDS TRUST
Notes to Financial Statements
April 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

1. Organization:

The INTRUST Funds Trust (the "Trust") was established as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The Trust currently consists of six active funds. The Trust is authorized to offer two classes of shares: Institutional Service and Institutional Premium. The Institutional Premium shares, which have not yet been offered for sale, may be subject to additional Shareholder Servicing fees. The accompanying financial statements and financial highlights are those of the Money Market Fund, the Short-Term Bond Fund, the Intermediate Bond Fund, the Stock Fund, the International Multi-Manager Stock Fund, and the Kansas Tax-Exempt Bond Fund (individually a "Fund", collectively the "Funds"). Each Fund is currently offered in the Institutional Service Class only.

The Funds' investment objectives are as follows:

       Fund                         Objective
       ----                         ---------
Money Market Fund             Seeks to provide current income, liquidity and the
                              maintenance of a stable net asset value of $1.00 per share by investing in high quality, short-term obligations.

Short-Term Bond Fund          Seeks a high level of current income consistent
                              with liquidity and safety of principal by investing primarily in investment grade short-term obligations.

Intermediate Bond Fund        Seeks current income consistent with managing for
                              total return by investing in fixed income securities.

Stock Fund                    Seeks long-term capital appreciation by investing
                              in common stocks issued by companies with large market capitalization.

International Multi-Manager   Seeks long-term capital appreciation by investing
Stock Fund                    in equity securities of issuers based outside the
                              United States.

Kansas Tax-Exempt Bond Fund   Seeks to preserve capital while producing current
                              income for the investor that is exempt from both federal and Kansas state income taxes by investing in municipal obligations with maturities ranging from 1 to 15 years.

The International Multi-Manager Stock Fund seeks to achieve its objective by investing all of its investable assets in the International Equity Portfolio (the "Portfolio") of the AMR Investment Services Trust. The percentage of the AMR Investment Services Trust International Equity Portfolio owned by the Fund as of April 30, 1998 was approximately 6.2%. The financial statements of the Portfolio, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with the International Multi-Manager Stock Fund's financial statements.

As approved by its shareholders at a special shareholders meeting held April 28, 1997, effective May 17, 1997, the Kansas Tax Free Income Portfolio (the "SEI Fund") of the SEI Tax-Exempt Trust (the "SEI Trust") was reorganized into the Fund as transacted by (a) the tax-free transfer of all the assets and liabilities of the

INTRUST FUNDS TRUST
Notes to Financial Statements, Continued
April 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

SEI Fund to the Fund in exchange for shares of the Fund; (b) the distribution of the Fund's shares to shareholders of the SEI Fund; and (c) the termination of the SEI Fund as a series of the SEI Trust. The Fund retained the investment objectives and assumed the financial reporting history of the SEI Fund.

Effective September 1, 1997, the Kansas Tax-Exempt Bond Fund changed its fiscal year end from August 31, to October 31.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

Securities of the Money Market Fund are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Money Market Fund may not (a) purchase any instrument with a remaining maturity greater that thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days. Equity securities held by a Fund are valued at the last reported sales price on the securities exchange or in the principal over-the- counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Debt securities held by a Fund generally are valued based on quoted bid prices. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates market value, ad , if applicable, adjusted for foreign exchange translation. Restricted securities and securities for which market quotations are not readily available are valued at fair value using pricing methods approved by the Trust's Board of Trustees. Securities may be valued by independent pricing services, approved by the Trust's Board of Trustees, which use prices provided by market-makers or estimates of market value obtained from yield date relating to instruments or securities with similar characteristics.

Securities Purchased on a When-issued Basis and Delayed Delivery Basis:

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until the settlement date.

INTRUST FUNDS TRUST
Notes to Financial Statements, Continued
April 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

Security Transactions and Related Income

The Funds, other than the International Multi-Manager Stock Fund, record security transactions on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date.

The International Multi-Manager Stock Fund records its share of the investment income, dividend income, income from securities lending, expenses, and unrealized and realized gains and losses of the Portfolio of the AMR Investment Services Trust on a daily basis. The income, expenses, and gains and losses are allocated daily to investors in the Portfolio based upon their investments in the Portfolio. Such investments are adjusted on a daily basis.

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on relative net assets or another appropriate basis. In addition to accruing its own expenses, the International Multi-Manager Stock Fund records its proportionate share of the expenses of the Portfolio of the AMR Investment Services Trust on a daily basis.

Organization Costs

Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related Fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption

Distributions to Shareholders

Distributions from net investment income for the Money Market Fund, Short-Term Bond Fund, Intermediate Bond Fund and the Kansas Tax-Exempt Bond Fund are declared daily and paid monthly. Distributions from net investment income for the Stock Fund and the International Multi-Manager Stock Fund are declared and paid at least once annually. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards and deferrals of certain losses.

These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and

INTRUST FUNDS TRUST
Notes to Financial Statements, Continued
April 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. Investment Advisory, Administrative, and Distribution Agreements:

The Trust and INTRUST Bank, N.A. (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average net assets: 0.25% of the Money Market Fund; 0.40% of the Short-Term Bond Fund and the Intermediate Bond Fund; 1.00% of the Stock Fund; 0.40% of the International Multi-Manager Stock Fund; and 0.30% of the Kansas Tax-Exempt Bond Fund. The investment advisory agreement for the International Multi-Manager Stock Fund also provides for an investment advisory fee of 1.25% of the average daily net assets of the Fund if the Fund does not invest all of its assets in the Portfolio or another investment company.

The Adviser is party to a sub-investment advisory agreement under which the subadvisers are entitled to receive a fee from the Adviser, computed daily and paid monthly, equal to the following percentages of the Funds' average net assets: 0.20% of the Money Market Fund; 0.125% of the Short-Term Bond Fund and the Intermediate Bond Fund; and 0.45% of the Stock Fund. The individual subadvisers are listed as follows:

         AMR Investment Services, Inc. - The Money Market Fund

         Galliard Capital Management, Inc. - The Short-Term Bond Fund and the Intermediate Bond Fund

         ARK Asset Management, Inc. - The Stock Fund

The Trust and BISYS Fund Services (the "Administrator") are parties to an administrative services contract under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% of the Funds' average daily net assets except the International Multi-Manager Stock Fund which pays at an annual rate of 0.15%. For the Kansas Tax-Exempt Bond Fund, prior to May 17, 1997, administrative services were provided by SEI Fund Management at an annual rate of 0.15%.

The Trust and BISYS Fund Services (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Each class is subject to a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided under the Plan, the Trust will pay the Distributor 0.25% per annum of the average daily net assets of the Funds. The Kansas Tax-Exempt Bond Fund will not incur any distribution expenses during its first year of operations.

INTRUST FUNDS TRUST
Notes to Financial Statements, Continued
April 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

Other financial organizations also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations in amounts up to an annual rate of 0.08% of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organizations has a servicing relationship. The Institutional Premium Class may pay additional fees up to 0.50% of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organization has a servicing relationship.

Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios.

Additional information regarding related party transactions is as follows for the period ending April 30, 1998:

                                       Money
                                       Market     Short-Term        Intermediate
                                       Fund       Bond Fund         Bond Fund
                                       ----       ---------         ---------

Investment Advisory Fees Waived       $29,782      $58,578          $26,485
12b-1 Fees Waived                      67,307       69,736           60,192


                                                   International   Kansas
                                                   Multi-Manager   Tax-Exempt
                                     Stock Fund    Stock Fund      Bond Fund
                                     ----------    ----------      ---------

Investment Advisory Fees Waived       $57,598      $12,864         $167,452
Administration Fees Waived                  0            0           55,817
12b-1 Fees Waived                     110,768       64,318                0
Shareholder Services Fees Waived            0            0           44,654
Custody Fees Waived                         0            0           11,163
 Reimbursed Fees                            0            0           13,980



4. Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are authorized to be offered through six series and two classes: Institutional Service and Institutional Premium. As of and for the periods ending April 30, 1998, no shareholders were in the Institutional Premium class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

INTRUST FUNDS TRUST
Notes to Financial Statements, Continued
April 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

5. Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the six month period ended April 30,1998 were as follows:


                                    Purchases                    Sales
                                    ---------                    -----
Short-Term Bond Fund               $21,616,035                $18,085,122
Intermediate Bond Fund              15,218,109                 10,966,243
Stock Fund                          45,335,284                 87,164,154
Kansas Tax-Exempt Bond Fund         20,385,164                  5,079,448


6. Concentration of Credit Risk:

The Kansas Tax-Exempt Bond Fund invests in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region. The Fund invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.

INTRUST FUNDS TRUST
Financial Highlights

                                                                            Money Market Fund
                                                              --------------------------------------------
                                                                      Six months          January 23,
                                                                         ended              1997 to
                                                                    April 30, 1998        October 31,
                                                                      (unaudited)           1997 (a)
----------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                               $        1.00        $        1.00
                                                                    ------------         ------------
     Net investment income                                                  0.03                 0.04
     Net realized and unrealized gain (loss) from investments                --                   --
                                                                    ------------         ------------
     Total income from investment operations                                0.03                 0.04
                                                                    ------------         ------------

Distributions:
     Net investment income                                                 (0.03)               (0.04)
     Net realized gains from investments                                     --                   --
                                                                    ------------         ------------
     Total distributions                                                   (0.03)               (0.04)
                                                                    ------------         ------------

     Net change in net asset value per share                                 --                   --
                                                                    ------------         ------------

Net Asset Value, end of period                                     $        1.00        $        1.00
                                                                    ============         ============

Total Return                                                               2.52%(b)             3.86%(b)

Ratios/Supplemental Data:
Net assets, end of year (in thousands)                             $      47,916        $      55,566
Ratios to average net assets:
     Expenses                                                              0.68%(c)             0.71%(c)
     Net investment income                                                 5.09%(c)             4.92%(c)
     Expenses*                                                             1.04%(c)             1.11%(c)
     Net investment income*                                                4.73%(c)             4.52%(c)

--------------------
* During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been as indicated.
(a)   Period from commencement of operations
(b)   Not annualized.
(c)   Annualized.

INTRUST FUNDS TRUST
Financial Highlights, Continued



                                                                     Short-Term Bond Fund
                                                             -------------------------------------
                                                                   Six months          January 21,
                                                                      ended              1997 to
                                                                 April 30, 1998        October 31,
                                                                   (unaudited)          1997 (a)
--------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                               $    10.08           $    10.00
                                                                    ---------            ---------
     Net investment income                                               0.28                 0.42
     Net realized and unrealized gain (loss) from investments           (0.01)                0.08
                                                                    ---------            ---------
     Total income from investment operations                             0.27                 0.50
                                                                    ---------            ---------

Distributions:
     Net investment income                                              (0.28)               (0.42)
     Net realized gains from investments                                  --                   --
                                                                    ---------            ---------
     Total distributions                                                (0.28)               (0.42)
                                                                    ---------            ---------

     Net change in net asset value per share                            (0.01)                0.08
                                                                    ---------            ---------

Net Asset Value, end of period                                     $    10.07           $    10.08
                                                                    =========            =========

Total Return                                                            2.72% (b)            5.13% (b)

Ratios/Supplemental Data:
Net assets, end of year (in thousands)                             $   58,887           $   52,682
Ratios to average net assets:
     Expenses                                                           0.68% (c)            0.78% (c)
     Net investment income                                              5.69% (c)            5.48% (c)
     Expenses*                                                          1.15% (c)            1.25% (c)
     Net investment income*                                             5.22% (c)            5.01% (c)
Portfolio Turnover Rate                                                33.39% (b)           84.41% (b)

----------------------------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
(a)  Commencement of operations
(b)  Not annualized.
(c)  Annualized.

INTRUST FUNDS TRUST
Financial Highlights, Continued

                                                                            Stock Fund
                                                                ------------------------------------
                                                                     Six months        January 21,
                                                                       ended             1997 to
                                                                   April 30, 1998      October 31,
                                                                    (unaudited)         1997 (a)
----------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                               $    11.31           $    10.00
                                                                    ---------            ---------
     Net investment income                                               0.03                 0.04
     Net realized and unrealized gain (loss) from investments            1.85                 1.27
                                                                    ---------            ---------
     Total income from investment operations                             1.88                 1.31
                                                                    ---------            ---------

Distributions:
     Net investment income                                              (0.03)                --
     In excess of net investment income                                 (0.02)                --
     Net realized gains from investments                                (0.54)                --
                                                                    ---------            ---------
     Total distributions                                                (0.59)                --
                                                                    ---------            ---------

     Net change in net asset value per share                             1.29                 1.31
                                                                    ---------            ---------

Net Asset Value, end of period                                     $    12.60           $    11.31
                                                                    =========            =========

Total Return                                                           17.43% (b)           13.10% (b)

Ratios/Supplemental Data:
Net assets, end of year (in thousands)                             $   99,383           $   79,834
Ratios to average net assets:
     Expenses                                                           1.32% (c)            1.41% (c)
     Net investment income                                              0.58% (c)            0.63% (c)
     Expenses*                                                          1.70% (c)            1.80% (c)
     Net investment income*                                             0.20% (c)            0.24% (c)
Portfolio Turnover Rate                                                   45% (b)              72% (b)

----------------------------
* During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been as indicated.
(a)  Commencement of operations
(b)  Not annualized.
(c)  Annualized.

INTRUST  FUNDS TRUST
Financial Highlights, Continued

                                                                      Intermediate Bond Fund
                                                              -------------------------------------
                                                                    Six months         January 21,
                                                                      ended              1997 to
                                                                  April 30, 1998       October 31,
                                                                   (unaudited)          1997 (a)
---------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                               $    10.21           $    10.00
                                                                    ----------           ----------
     Net investment income                                               0.29                 0.45
     Net realized and unrealized gain (loss) from investments           (0.01)                0.21
                                                                    ----------           ----------
     Total income from investment operations                             0.28                 0.66
                                                                    ----------           ----------

Distributions:
     Net investment income                                              (0.29)               (0.45)
     Net realized gains from investments                                 --                   --
                                                                    ----------           ----------
     Total distributions                                                (0.29)               (0.45)
                                                                    ----------           ----------

     Net change in net asset value per share                            (0.01)                0.21
                                                                    ----------           ----------

Net Asset Value, end of period                                     $    10.20           $    10.21
                                                                    ==========           ==========

Total Return                                                             2.78%(b)             6.77%(b)

Ratios/Supplemental Data:
Net assets, end of year (in thousands)                             $   49,866           $   46,492
Ratios to average net assets:
     Expenses                                                            0.80%(c)             0.90%(c)
     Net investment income                                               5.80%(c)             5.83%(c)
     Expenses*                                                           1.15%(c)             1.27%(c)
     Net investment income*                                              5.45%(c)             5.46%(c)
Portfolio Turnover Rate                                                 23.41%(b)           108.73%(b)

----------------------------
* During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been as indicated.
(a) Commencement of operations
(b) Not annualized.
(c) Annualized.

INTRUST  FUNDS TRUST
Financial Highlights, Continued


                                                               International Multi-Manager Stock Fund
                                                               --------------------------------------
                                                                    Six months          January 20,
                                                                      ended              1997 to
                                                                  April 30, 1998        October 31,
                                                                    (unaudited)          1997 (a)
-----------------------------------------------------------------------------------------------------

Net Asset Value, beginning of period                               $     10.97          $    10.00
                                                                    -----------          ------------
     Net investment income                                                0.07                0.11
     Net realized and unrealized gain (loss) from investments             1.48                0.86
                                                                    -----------          ------------
     Total income from investment operations                              1.55                0.97
                                                                    -----------          ------------

Distributions:
     Net investment income                                               (0.07)                 --
     In excess of net investment income                                  (0.06)                 --
     Net realized gains from investments                                 (0.09)                 --
                                                                    -----------          ------------
     Total distributions                                                 (0.22)                 --
                                                                    -----------          ------------

     Net change in net asset value per share                              1.33                0.97
                                                                    -----------          ------------

Net Asset Value, end of period                                     $     12.30          $    10.97
                                                                    ===========          ============

Total Return                                                            14.40%(b)            9.70%(b)

Ratios/Supplemental Data:
Net assets, end of year (in thousands)                             $    65,601          $   41,135
Ratios to average net assets:
     Expenses                                                            0.75%(c)            1.42%(c)
     Net investment income                                               1.41%(c)            1.91%(c)
     Expenses*                                                           1.78%(c)            1.75%(c)
     Net investment income*                                              1.11%(c)            1.58%(c)


----------------------------
* During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been as indicated.
(a)      Commencement of operations
(b)      Not annualized.
(c)      Annualized.

INTRUST  FUNDS TRUST
Financial Highlights, Continued




                                                             -----------------------------------------------------
                                                               Six months           September 1,
                                                                 ended                1997 to
                                                             April 30, 1998         October 31,          1997
                                                              (unaudited)            1997 (b)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                          $     10.73        $     10.66      $     10.51
                                                               -----------        -----------      -----------
   Net investment income                                             0.27               0.09             0.55
   Net realized and unrealized gain (loss) from investments          --                 0.07             0.19
                                                               -----------        -----------      -----------
   Total income from investment operations                           0.27               0.16             0.74
                                                               -----------        -----------      -----------

Distributions:
   Net investment income                                            (0.27)             (0.09)           (0.59)
   In excess of net investment income                                0.00               --               --
   Net realized gains from investments                              (0.03)              --               --
   Total distributions                                              (0.30)             (0.09)           (0.59)
                                                               -----------        -----------      -----------

   Net change in net asset value per share                          (0.03)              0.07             0.15
                                                               -----------        -----------      -----------
Net Asset Value, end of period                                $     10.70        $     10.73      $     10.66
                                                               ===========        ===========      ===========

Total Return                                                         2.53%(c)           1.51%(c)         7.27%(c)

Ratios/Supplemental Data:
Net assets, end of year (in thousands)                        $   119,284        $   103,616      $    96,780
Ratios to average net assets:
   Expenses                                                          0.21%(d)           0.21%(d)         0.21%(d)
   Net investment income                                             4.97%(d)           5.10%(d)         5.20%(d)
   Expenses*                                                         0.73%(d)           0.82%(d)         0.62%(d)
   Net investment income*                                            4.45%(d)           4.49%(d)         4.79%(d)
Portfolio Turnover Rate                                              4.54%(c)           5.87%(c)         8.78%(c)


                                                                      Kansas Tax-Exempt Bond Fund (a)
                                                     -------------------------------------------------------------
                                                                          Years Ended August 31,

                                                                1996              1995             1994

------------------------------------------------------------------------------------------------------------------

Net Asset Value, beginning of period                        $     10.63       $     10.47       $     10.91
                                                             -----------        -----------      -----------
   Net investment income                                           0.56              0.57              0.57
   Net realized and unrealized gain (loss) from investments       (0.12)             0.16             (0.42)
                                                             -----------        -----------      -----------
   Total income from investment operations                         0.44              0.73              0.15
                                                             -----------        -----------      -----------

Distributions:
   Net investment income                                          (0.56)            (0.57)            (0.57)
   In excess of net investment income                              --                --                --
   Net realized gains from investments                             --                --               (0.02)
                                                             -----------        -----------      -----------
   Total distributions                                            (0.56)            (0.57)            (0.59)
                                                             -----------        -----------      -----------

   Net change in net asset value per share                        (0.12)             0.16             (0.44)
                                                             -----------        -----------      -----------

Net Asset Value, end of period                              $     10.51       $     10.63       $     10.47
                                                             ===========        ===========      ===========

Total Return                                                       4.23%(c)          7.23%(c)          1.41%(c)

Ratios/Supplemental Data:
Net assets, end of year (in thousands)                      $    72,065       $    65,834       $    62,346
Ratios to average net assets:
   Expenses                                                        0.21%(d)          0.21%(d)          0.21%(d)
   Net investment income                                           5.31%(d)          5.47%(d)          5.36%(d)
   Expenses*                                                       0.51%(d)          0.51%(d)          0.54%(d)
   Net investment income*                                          5.01%(d)          5.17%(d)          5.03%(d)
Portfolio Turnover Rate                                           12.71%(c)         17.60%(c)         10.57%(c)

----------------------------
* During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been as indicated .

(a) Formerly the Kansas Tax Free Income Portfolio of the SEI Tax-Exempt Trust.
(b) For the period from September 1, 1997, through October 31, 1997. The Kansas Tax-Exempt Bond Fund changed its fiscal year end to October 31, 1997.
(c) Not annualized.
(d) Annualized.

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
Statements of Assets and Liabilities
April 30, 1998
(Unaudited)


---------------------------------------------------------------------------------------------------

ASSETS:
     Investments in securities at value (cost - $989,636,000)                         $1,206,900,000
     Cash, including foreign currency ..........................................          39,405,000
     Unrealized appreciation on foreign currency contracts .....................             149,000
     Dividends and interest receivable .........................................           4,734,000
     Reclaims receivable .......................................................             378,000
     Receivable for investments sold ...........................................           1,683,000
     Deferred organization costs, net ..........................................               5,000
                                                                                      --------------
             Total assets ......................................................       1,253,254,000
                                                                                      --------------
LIABILITIES:
     Payable for investments purchased .........................................          20,375,000
     Payable upon return of securities loaned ..................................         174,553,000
     Management and investment advisory fees payable (Note 2) ..................           1,415,000
     Accrued organization costs ................................................              33,000
     Other liabilities .........................................................             471,000
                                                                                      --------------
             Total liabilities .................................................         196,847,000
                                                                                      --------------
Net assets applicable to investors' beneficial interests ......................      $1,056,407,000
                                                                                      ==============

 AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
 Statement of Operations
 Six Months Ended April 30, 1998
 (Unaudited)
--------------------------------------------------------------------------------


INVESTMENT INCOME:
      Interest income .........................................   $   1,478,000
      Dividend income (net of foreign taxes of $900,000) ......       9,659,000
      Income derived from securities lending, net .............          96,000
                                                                  -------------
             Total investment income ..........................      11,233,000
                                                                  -------------
EXPENSES:
      Management and investment advisory
        fees (Note 2) .........................................       1,899,000
      Custodian fees ..........................................         356,000
      Professional fees .......................................          18,000
      Other expenses ..........................................         197,000
                                                                  -------------
              Total expenses ..................................       2,470,000
                                                                  -------------
Net investment income .........................................       8,763,000
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments ........................      20,202,000
      Net realized loss on foreign currency
         transactions .........................................      (3,382,000)
      Change in net unrealized appreciation of
        investments ...........................................     121,521,000
      Change in net unrealized depreciation of foreign currency
         contracts and translations ...........................     (15,024,000)
                                                                  -------------
              Net gain on investments .........................     123,317,000
                                                                  -------------
Net increase in net assets resulting from
   operations .................................................   $ 132,080,000
                                                                  =============

 AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                        Six Months
                                                          Ended            Year Ended
                                                        April 30,          October 31,
                                                     1998 (Unaudited)         1997
                                                    ------------------  -----------------
INCREASE IN NET ASSETS:
OPERATIONS:
      Net investment income ......................   $     8,763,000    $    15,411,000
      Net realized gain on investments and
         foreign currency transactions ...........        16,820,000         21,331,000
      Change in net unrealized appreciation
         (depreciation) of investments and
         foreign currency translations ...........       106,497,000         57,105,000
                                                     ---------------    ---------------
              Net increase in net assets
                 resulting from operations .......       132,080,000         93,847,000
                                                     ---------------    ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
      Contributions ..............................       370,870,000        397,499,000
      Withdrawals ................................      (208,216,000)      (134,169,000)
                                                     ---------------    ---------------
              Net increase in net assets resulting
                 from transactions in investors'
                 beneficial interests ............       162,654,000        263,330,000
                                                     ---------------    ---------------
Net increase in net assets .......................       294,734,000        357,177,000
                                                     ---------------    ---------------
NET ASSETS:
    Beginning of period ..........................       761,673,000        404,496,000
                                                     ---------------    ---------------
    End of period ................................   $ 1,056,407,000    $   761,673,000
                                                     ===============    ===============

---------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS:
---------------------------------------------------------------------------------------


 RATIOS:
       Expenses to average net assets
         (annualized) ............................             0.57%              0.57%
       Net investment income to average net
          assets (annualized).....................             2.03%              2.55%
      Portfolio turnover rate.....................               12%                15%
      Average commission rate paid*...............   $        0.0159    $        0.0164

      *Foreign commissions usually are lower than U.S. commissions when expressed as cents per share due to the lower per share price of many non-U.S. securities.

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
Notes to Financial Statements
April 30, 1998
(Unaudited)
--------------------------------------------------------------------------------

1.       Organization and Significant Accounting Policies

         The AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. The AMR Investment Services International Equity Portfolio (the "Portfolio") is one of the portfolios of the Trust. The Portfolio commenced active operations on November 1, 1995. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

         AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

         The following is a summary of the significant accounting policies followed by the Portfolio.

   Security Valuation

         Equity securities that are primarily traded on domestic securities exchanges are valued at the last quoted sales price on a designated exchange prior to the close of trading on the New York Stock Exchange (the "Exchange") or, lacking any current sales, on the basis of the last current bid price prior to the close of trading on the Exchange. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Over-the-counter equity securities are valued on the basis of the last bid price on that date prior to the close of trading. Debt securities (other than short-term securities) normally will be valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method.

   Security Transactions and Investment Income

         Security transactions are recorded on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Portfolio. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   Currency Translation

         All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the bid price of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The Portfolio includes that portion of the results of operations resulting from changes in foreign exchange rates with net realized and unrealized gain on investments, as appropriate.

   Forward Foreign Currency Contracts

         The Portfolio may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of portfolio securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation.

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
Notes to Financial Statements, Continued
April 30, 1998
(Unaudited)
--------------------------------------------------------------------------------

   Federal Income and Excise Taxes

         The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.


   Deferred Organization Expenses

         Expenses incurred by the Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

2.       Transactions with Affiliates

   Management Agreement

         The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. Investment assets of the Portfolio are managed by multiple investment advisers which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolio an annualized fee equal to .10% of the average daily net assets of the Portfolio plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Portfolio. Management fees are paid as follows (dollars in thousands):

                                                                     Amount paid to                 Net Amount paid to
      Management Fee Rate               Management Fee             Investment Advisors                    Manager
      -------------------               --------------             -------------------                    -------
          .25% - .90%                       $1,900                       $1,372                            $528

   Other

         Certain officers or trustees of the Portfolio are also officers of the Manager or American. The Portfolio makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Portfolio compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the six months ended April 30, 1998, the cost of air transportation was not material to the Portfolio.

3.       Investment Transactions

         The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 1998 were $309,228,000 and $99,220,000, respectively.

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
Notes to Financial Statements, Continued
April 30, 1998
(Unaudited)
--------------------------------------------------------------------------------



4.       Commitments

         In order to protect itself against a decline in the value of particular foreign currencies against the U.S. dollar, the Portfolio has entered into forward contracts to deliver or receive foreign currency in exchange for U.S. dollars as described below. The Portfolio bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Portfolio also bears the credit risk if the counterparty fails to perform under the contract. At April 30, 1998, the Portfolio had outstanding forward foreign currency contracts as follows:


Contracts to Deliver                               Settlement                           Unrealized
--------------------
(amounts in thousands)                                Date              Value           Gain/(Loss)
                                                ------------------- ---------------   ---------------
           79,000     French Franc                   6/19/98           $    13,165      $        677
              154     Irish Pound                     5/5/98                   217                 1
              393     Pound Sterling                  5/5/98                   657                 1
            1,600     Pound Sterling                 11/9/98                 2,653               (20)
            6,100     Pound Sterling                 11/9/98                10,115               (60)
                                                                    ---------------   ---------------

Total contracts to deliver
(Receivable amount $27,406)                                            $    26,807      $        599
                                                                    ===============   ===============

Contracts to Receive
---------------------
(amounts in thousands)
               46     Canadian Dollar                 5/1/98           $        32      $          0
              144     Deutsche Mark                   5/4/98                    80                 0
           29,000     French Franc                   6/19/98                 4,833              (239)
           21,300     French Franc                   6/19/98                 3,550              (210)
            6,994     Japanese Yen                    5/1/98                    53                 0
           21,139     Japanese Yen                    5/6/98                   160                 0
                6     Malaysian Ringgit               5/4/98                     2                 0
               14     Malaysian Ringgit               5/5/98                     4                 0
              169     Pound Sterling                  5/6/98                   283                 0
               92     Pound Sterling                  5/7/98                   154                 0
            1,185     Pound Sterling                  5/1/98                 1,981                (1)
                                                                    ---------------   ---------------

Total contracts to receive
(Payable amount $11,582)                                               $    11,132      $       (450)
                                                                    ===============   ===============

5.       Securities Lending

         The Portfolio participates in a securities lending program under which securities are loaned to selected institutional investors. All such loans require collateralization with cash, securities of the U.S. Government and its agencies or letters of credit that at all times equal at least 100% of the market value of the loaned securities plus accrued interest. The portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of securities fail financially. The Portfolio receives fee income or the

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
Notes to Financial Statements, Continued
April 30, 1998
(Unaudited)
--------------------------------------------------------------------------------

interest on the collateral less any fees and rebates paid to agents and transferees of securities. The Portfolio also continues to receive interest on the securities loaned, and any gain or loss in the market price of securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

         At April 30, 1998, securities with a market value of approximately $173,137,000 were loaned by the Portfolio. The custodian for the Portfolio held an investment in the AMR Investments Strategic Cash Business Trust (the "Business Trust") totaling $174,553,000. In addition, the custodian held non-cash collateral totaling $3,616,000. The Manager serves as Trustee and as investment adviser to the Business Trust. The Manager receives from the Business Trust an annualized fee equal to 0.10% of the average daily net assets of the Business Trust.

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1998
(Unaudited)

-----------------------------------------------------------------------------------------------------

                                                                    Shares                Value
                                                               -----------------    -----------------
AUSTRALIA COMMON STOCKS - 4.05%
Australia & New Zealand Banking Group                                 1,147,152          $ 8,005,000
Brambles Industries, Limited                                            166,700            3,436,000
CSR, Limited                                                            199,200              636,000
Foster's Brewing Group, Limited                                       1,900,300            4,138,000
GIO Australia Holdings, Limited                                       1,191,949            3,419,000
Goodman Fielder, Limited                                              1,150,000            1,784,000
Mayne Nickless, Limited                                                 625,000            3,375,000
News Corporation Preferred Rights                                       345,000            1,943,000
News Corporation, Limited                                               210,000            1,408,000
Pioneer International, Limited                                        2,054,675            5,867,000
QBE Insurance Group, Limited                                          1,149,636            5,277,000
RGC, Limited                                                            550,000              753,000
WMC, Limited                                                            785,000            2,794,000
                                                                                    -----------------
     Total Australia Common Stocks                                                        42,835,000
                                                                                    -----------------

AUSTRIA - 1.11%
PREFERRED STOCKS - 0.32%
Bank Austria AG                                                          44,000            3,401,000
                                                                                    -----------------
       Total Austria Preferred Stocks                                                      3,401,000
                                                                                    -----------------

COMMON STOCKS - 0.79%
Boehler-Uddeholm                                                         60,185            4,437,000
Evn Energie-Versorgung Niederoesterreich AG                               7,960            1,176,000
Mayr-Melnhof Karton AG                                                   16,000            1,110,000
VA Technologie AG                                                        11,000            1,581,000
                                                                                    -----------------
       Total Austria Common Stocks                                                         8,304,000
                                                                                    -----------------
   Total Austria                                                                          11,705,000
                                                                                    -----------------

BELGIUM COMMON STOCKS - 0.53%
Electrabel SA                                                             8,800            2,336,000
GIB Holdings, Limited NPV                                                29,000            1,425,000
Solvay Et Cie, NPV                                                       25,000            1,880,000
                                                                                    -----------------
   Total Belgium Common Stocks                                                             5,641,000
                                                                                    -----------------

CANADA COMMON STOCKS - 4.11%
Alcan Aluminum, Limited                                                  97,000            3,147,000
Anderson Exploration, Limited                                           170,000            2,068,000
Canadian Imperial Bank of Commerce                                      157,200            5,588,000
IMASCO, Limited                                                         119,000            4,480,000
Methanex Corporation                                                    275,000            2,394,000
Newbridge Network                                                       100,000            2,929,000
Noranda, Incorporated                                                   254,875            5,257,000
Oshawa Group, Limited                                                    66,000            1,061,000
Potash Corporation of Saskatchewan                                       40,704            3,625,000

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS, CONTINUED
April 30, 1998
(Unaudited)

-----------------------------------------------------------------------------------------------------
Ranger Oil, Limited                                                     116,200              808,000
Renaissance Energy                                                      334,200            6,437,000
Telus Corporation                                                       210,000            5,660,000
                                                                                    -----------------
   Total Canada Common Stocks                                                             43,454,000
                                                                                    -----------------

DENMARK COMMON STOCKS - 0.69%
BG Bank                                                                  20,750            1,213,000
Den Danske Bank                                                          12,000            1,455,000
Teledanmark AS, "B"                                                      16,700            1,403,000
Unidanmark AS, "A"                                                       38,200            3,210,000
                                                                                    -----------------
   Total Denmark Common Stocks                                                             7,281,000
                                                                                    -----------------

FINLAND COMMON STOCKS - 2.85%
Enso-Gutzeit OY, "R"                                                    212,000            2,257,000
Huhtamaki Group I Free                                                   27,500            1,590,000
Merita Bank, Limited                                                    785,000            5,259,000
Metra OY, "B"                                                           194,295            4,886,000
Metsa-Serla OY, "B"                                                     100,000            1,037,000
Nokia OY,"A"                                                             87,000            5,845,000
Rauma OY                                                                 83,277            1,559,000
UPM-Kymmene OY                                                          254,280            7,631,000
                                                                                    -----------------
   Total Finland Common Stocks                                                            30,064,000
                                                                                    -----------------

FRANCE COMMON STOCKS - 9.56%
Alcatel Alsthom CG                                                       47,200            8,745,000
Axa SA                                                                   35,542            4,170,000
Banque Nationale de Paris                                                45,000            3,791,000
Bongrain SA                                                               2,274            1,171,000
Elf Aquitaine SA                                                        117,700           15,432,000
France Telecom SA                                                       105,300            5,727,000
Groupe Danone                                                            40,300            9,510,000
La Farge                                                                  5,415              497,000
La Farge-Coppee SA                                                       64,983            6,134,000
Pechiney SA                                                              51,800            2,316,000
Pernod-Ricard                                                            70,689            4,875,000
Rhone-Poulenc, "A"                                                      126,100            6,163,000
SA Des Galeries Lafayette                                                   162              142,000
Saint Gobain                                                             21,848            3,638,000
Schneider SA                                                             43,000            3,215,000
Scor SA                                                                  31,500            1,941,000
Seita                                                                   115,202            5,169,000
Societe Generale                                                         37,984            7,903,000
Total Petroleum Company, "B"                                             57,100            6,784,000
Usinor Sacilor                                                          248,752            3,720,000
                                                                                    -----------------
   Total France Common Stocks                                                            101,043,000
                                                                                    -----------------

GERMANY - 4.45%
PREFERRED STOCKS - 0.97%
Dyckerhoff AG                                                            14,274            4,916,000
Herlitz AG                                                               23,947            1,455,000

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS, CONTINUED
April 30, 1998
(Unaudited)

-----------------------------------------------------------------------------------------------------
Volkswagen AG                                                             6,570            3,899,000
                                                                                    -----------------
       Total Germany Preferred Stocks                                                     10,270,000
                                                                                    -----------------

COMMON STOCKS - 3.48%
BASF AG                                                                 120,300            5,356,000
BAYER AG                                                                149,125            6,632,000
BBS Kraftfahrzeugtechnik                                                  1,526              269,000
Commerzbank AG                                                          134,500            5,187,000
Deutsche Bank AG                                                         36,000            2,770,000
Hoechst AG                                                               41,700            1,682,000
Karstadt AG                                                               4,000            1,806,000
Muenchener Rueckversicherung AG                                           7,160            2,434,000
Varta AG                                                                  1,440              286,000
Veba AG                                                                  93,500            6,179,000
Viag AG                                                                   7,340            3,718,000
Volkswagen AG                                                               505              402,000
                                                                                    -----------------
       Total Germany Common Stocks                                                        36,721,000
                                                                                    -----------------
   Total Germany                                                                          46,991,000
                                                                                    -----------------

HONG KONG COMMON STOCKS - 3.57%
Asia Satellite Telecommunications Holdings, Limited                     275,000              506,000
Cheung Kong Holdings, Limited                                           355,000            2,360,000
CLP Holdings                                                            818,000            3,928,000
Dickson Concepts (International), Limited                               643,000              888,000
Hang Lung Development Company, Limited                                3,155,000            4,114,000
Hong Kong Aircraft Engineering Company, Limited                           7,200               13,000
Hong Kong Electric Holdings                                             793,400            2,438,000
Hong Kong Telecommunications, Limited                                 1,024,400            1,918,000
HSBC Holdings, Limited                                                  114,500            3,267,000
Hutchinson Whampoa, Limited                                             300,000            1,855,000
Hysan Development                                                       496,000              704,000
Hysan Development Company, Limited                                       49,600                1,000
National Mutual of Asia, Limited                                      1,700,000            1,361,000
New World Development Company, Limited                                  919,000            2,616,000
Peregrine Investmens Holdings, Limited Warrants                          55,000                1,000
Peregrine Investments Holdings, Limited                                 605,000              336,000
South China Morning Post                                              7,886,000            4,734,000
Swire Pacific                                                         1,234,500            6,168,000
Swire Pacific                                                           632,500              539,000
                                                                                    -----------------
   Total Hong Kong Common Stocks                                                          37,747,000
                                                                                    -----------------

IRELAND COMMON STOCKS - 0.73%
Jefferson Smurfit                                                     2,063,082            7,678,000
                                                                                    -----------------
   Total Ireland Common Stocks                                                             7,678,000
                                                                                    -----------------

ITALY - 3.16%
PREFERRED STOCKS - 0.20%
Concessioni E Contruzioni Autostrade                                    525,000            2,053,000
                                                                                    -----------------
       Total Italy Preferred Stocks                                                        2,053,000
                                                                                    -----------------

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS, CONTINUED
April 30, 1998
(Unaudited)


-----------------------------------------------------------------------------------------------------
COMMON STOCKS - 2.96%
Burgo (Cartiere) SPA                                                    225,020            1,803,000
Danieli Group                                                            94,960               25,000
Danieli Group Risp                                                       94,960              504,000
Eni SPA                                                                 941,380            6,319,000
Fiat SPA                                                                775,000            3,073,000
Instituto Nazionale Delle Assicurazioni                               1,000,000            2,988,000
Mediaset                                                                541,100            3,542,000
STET Telecom Italia                                                     550,000            4,113,000
STET Telecom Italia Risp                                              1,696,500            8,942,000
                                                                                    -----------------
       Total Italy Common Stocks                                                          31,309,000
                                                                                    -----------------
   Total Italy                                                                            33,362,000
                                                                                    -----------------

JAPAN COMMON STOCKS - 9.87%
Aisin Seiki Company, Limited                                            300,000            2,881,000
Aoyama Trading Company                                                   68,100            1,572,000
Best Denki Company                                                       26,000              148,000
Canon, Incorporated                                                      54,000            1,279,000
Central Japan Railway                                                       500            1,718,000
Chudenko Corporation                                                     33,000              764,000
Daibiru Corporation                                                     240,000            1,615,000
Daicel Chemical                                                         859,000            1,502,000
Eisai Company                                                           101,000            1,452,000
Fuji Photo Film Company                                                 203,000            7,236,000
Fujisawa Pharmaceutical Company                                          77,000              751,000
Hitachi Zosen Corporation                                               212,000              324,000
Hitachi, Limited                                                        324,000            2,327,000
Japan Tobacco                                                               950            6,809,000
Kanamoto Company                                                         51,000              239,000
KAO Corporation                                                         365,000            5,373,000
Koito Manufacturing Company                                             432,000            2,223,000
Kyocera Corporation                                                     108,000            5,673,000
Makita Corporation                                                       33,000              360,000
Matsushita Electric Industrial Company                                  304,000            4,878,000
Matsuzakaya Company                                                     266,000            1,158,000
MOS Food Services                                                        97,000            1,237,000
Namco                                                                   150,000            3,048,000
NEC Corporation                                                          79,000              891,000
Nichicon Corporation                                                    293,000            3,193,000
Nichido Fire & Marine Insurance                                         393,000            2,109,000
Nintendo Company, Limited                                                64,400            5,917,000
Nippon Telephone & Telegraph Company                                        370            3,248,000
NKK Corporation                                                       1,200,000            1,044,000
Okumura Corporation                                                     420,000            1,558,000
Ono Pharmaceutical                                                       64,000            1,395,000
Promise Company, Limited                                                106,800            5,432,000
Ryosan Company                                                            9,000              129,000
Sekisiu Chemical Company, Limited                                       311,000            1,711,000
Shionogi & Company                                                      173,000              940,000
Showa Sangyo Company                                                    593,000            1,158,000

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS, CONTINUED
April 30, 1998
(Unaudited)

-----------------------------------------------------------------------------------------------------
Sony Corporation                                                         80,800            6,733,000
Sumitomo Marine & Fire Insurance                                        442,000            2,639,000
Sumitomo Rubber Industries                                               77,000              455,000
Suzuki Motor Corporation, Limited                                       193,000            1,662,000
Toyo Seikan Kaisha                                                      198,000            2,555,000
Yamanouchi Pharmaceutical                                               127,000            3,009,000
Yamato Kogyo Company, Limited                                           120,000              896,000
Yodogawa Steel Works                                                    499,000            2,115,000
Yoshitomi Pharmaceutical                                                185,000              976,000
                                                                                    -----------------
   Total Japan Common Stocks                                                             104,332,000
                                                                                    -----------------

MALAYSIA COMMON STOCKS - 0.44%
Genting BHD                                                             508,700            1,687,000
Golden Hope Plantations BHD                                           1,668,000            2,060,000
Hicom Holdings BHD                                                      529,300              209,000
Malaysian International Shipping Corporation BHD                        402,666              700,000
                                                                                    -----------------
   Total Malaysia Common Stocks                                                            4,656,000
                                                                                    -----------------

MEXICO COMMON STOCKS - 0.60%
Alfa, SA                                                                121,000              660,000
Consorcio Grupo Dina Sa De C V                                          367,625            1,907,000
Grupo Mexico SA                                                          63,000              200,000
Grupo Mexico SA                                                         435,000            1,409,000
Industrias Penoles                                                      215,000              886,000
Vitro Sa                                                                335,000            1,243,000
                                                                                    -----------------
   Total Mexico Common Stocks                                                              6,305,000
                                                                                    -----------------

NETHERLANDS COMMON STOCKS - 6.47%
ABN AMRO Holdings NV                                                    447,715           10,902,000
Akzo Nobel NV                                                            66,750           13,578,000
Fortis Amev NV                                                           51,654            3,022,000
Hollandsche Beton Groep NV                                              158,040            3,293,000
Ing Groep NV                                                            235,577           15,309,000
Kon PTT Nederland                                                       129,410            6,687,000
Koninklijke Bijenkorf Beheer NV                                          17,400            1,240,000
Koninklijke KNP BT                                                       58,010            1,593,000
Phillips Electronics                                                    112,900            9,946,000
Unilever NV                                                              40,000            2,847,000
                                                                                    -----------------
   Total Netherlands Common Stocks                                                        68,417,000
                                                                                    -----------------

NEW ZEALAND - 0.70%
FOREIGN BONDS - 0.01%
Brierley Investments, Limited,
  Subordinated Convertible, 9.00%, Due 6/30/1998                             63               35,000
                                                                                    -----------------
       Total New Zealand Foreign Bonds                                                        35,000
                                                                                    -----------------

COMMON STOCKS - 0.69%
Brierley Investments, Limited                                         1,691,262              977,000
Carter Holt Harvey, Limited                                             605,889              805,000
Fisher & Paykel, Limited                                                660,000            1,962,000

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS, CONTINUED
April 30, 1998
(Unaudited)

-----------------------------------------------------------------------------------------------------
Fletcher Challenge Building                                             775,250            1,568,000
Fletcher Challenge Forest                                                 8,284                5,000
Fletcher Challenge Paper                                                365,000              537,000
Lion Nathan, Limited                                                    534,700            1,420,000
                                                                                    -----------------
       Total New Zealand Common Stocks                                                     7,274,000
                                                                                    -----------------
   Total New Zealand                                                                       7,309,000
                                                                                    -----------------

NORWAY COMMON STOCKS - 1.79%
Den Norsk Bank, Series A                                                270,000            1,419,000
Kvaerner Industries AS                                                  117,289            5,140,000
Norsk Hydro AS                                                           60,000            2,993,000
Nycomed AS, Series B                                                    190,771            6,190,000
Saga Petroleum                                                           10,175              202,000
Saga Petroleum, Series B Free                                           100,000            1,783,000
Unitor AS                                                                80,000            1,234,000
                                                                                    -----------------
   Total Norway Common Stock                                                              18,961,000
                                                                                    -----------------

SINGAPORE COMMON STOCKS - 0.47%
Development Bank of Singapore                                            46,000              305,000
Development Bank of Singapore                                            16,500              109,000
Fraser & Neave, Limited                                                 541,000            2,426,000
Hong Kong Land                                                          708,847            1,000,000
Inchcape Berhad                                                         325,000              112,000
Inchcape Motors                                                         325,000              554,000
Singapore Finance, Limited                                              387,000              293,000
Van Der Horst                                                           440,000              186,000
                                                                                    -----------------
   Total Singapore Common Stock                                                            4,985,000
                                                                                    -----------------

SPAIN COMMON STOCKS - 3.14%
Banco Popular Espanol                                                    28,000            2,296,000
Banco Santander SA                                                      112,730            5,954,000
Iberdrola SA                                                            522,757            8,403,000
Repsol SA (BR)                                                          100,135            5,486,000
Telefonica                                                              144,000              113,000
Telefonica de Espana                                                    261,900           10,929,000
                                                                                    -----------------
   Total Spain Common Stocks                                                              33,181,000
                                                                                    -----------------

SOUTH KOREA COMMON STOCKS - 0.10%
Korea Electric Power Corporation                                         80,860            1,101,000
                                                                                    -----------------
   Total South Korea Common Stocks                                                         1,101,000
                                                                                    -----------------

SWEDEN COMMON STOCKS - 4.06%
Assidoman AB                                                             56,000            1,505,000
Astra AB, "B" Free                                                       55,200            1,098,000
Autoliv Incorporated                                                    105,000            3,189,000
Electrolux AB, "B"                                                       95,015            8,840,000
Esselte AB, Class "A"                                                     2,000               45,000
Esselte AB, Class "B"                                                    17,000              389,000
Foreningssparbk                                                         178,500            5,582,000
Granges AB                                                               15,000              273,000

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS, CONTINUED
April 30, 1998
(Unaudited)

-----------------------------------------------------------------------------------------------------
Nordbanken AS                                                           358,100            2,638,000
Pharmacia & Upjohn, Incorporated                                         91,300            3,982,000
Skandia Forsakrings AB                                                   14,300              996,000
SKF AB, "B" Free                                                         94,600            1,907,000
Stora Kopparsbergs Bergslags, "A"                                       122,100            2,091,000
Stora Kopparsbergs Bergslags, "B"                                        25,800              440,000
Svedala Industries, "A" Free                                             90,000            2,146,000
Svenska Cellulosa, "B" Free                                             149,400            4,305,000
Volvo AB                                                                120,000            3,504,000
                                                                                    -----------------
   Total Sweden Common Stock                                                              42,930,000
                                                                                    -----------------

SWITZERLAND COMMON STOCKS - 6.36%
ABB AG                                                                    2,840            4,658,000
Cie Fin Richemont                                                         3,940            5,648,000
Forbo Holding AG                                                          3,280            1,684,000
Holderbank Financial Glarus-B                                             3,600            3,811,000
Nestle SA                                                                 9,541           18,510,000
Novartis AG                                                               2,879            4,760,000
Schindler Holding AG (BR)                                                 1,110            1,795,000
Schweitz Ruckversiche                                                     3,676            8,112,000
SGS Holdings                                                                240              409,000
Sig Schweitz Industries AG                                               11,140            9,269,000
Sulzer AG                                                                 7,017            5,029,000
Zurich Versicherungs                                                      5,700            3,473,000
                                                                                    -----------------
   Total Switzerland Common Stock                                                         67,158,000
                                                                                    -----------------

UNITED KINGDOM COMMON STOCKS - 22.86%
Aggreko, PLC                                                            502,977            1,682,000
Albert Fisher Group, PLC                                                262,500              123,000
Allied Domecq, PLC                                                      510,710            5,252,000
Arcadia Group                                                            41,875              329,000
Arriva                                                                  205,000            1,446,000
Associated British Foods Group, PLC                                      78,500              736,000
Bank of Scotland                                                        306,044            3,761,000
BAT Industries, PLC                                                     925,984            8,732,000
BG, PLC                                                               1,332,016            7,116,000
British Energy, PLC                                                     300,000            2,734,000
British Telecommunications                                              732,400            7,954,000
BTR, PLC                                                              4,577,800           15,213,000
Bunzl, PLC                                                              792,900            3,818,000
Burmah Castro, PLC                                                      366,050            7,571,000
Coats Viyella, PLC                                                    1,695,330            2,636,000
Commercial Union, PLC                                                   474,200            8,872,000
Cookson Group, PLC                                                    1,814,400            8,145,000
Cortaulds Textiles, PLC                                                 150,000              805,000
Cortaulds, PLC                                                          362,000            2,657,000
Danka Business Systems, PLC                                             604,100            3,005,000
Debenhams Retail                                                         83,750              549,000
Diageo                                                                  360,590            4,293,000
Elementis                                                               511,260            1,299,000

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS, CONTINUED
April 30, 1998
(Unaudited)

-----------------------------------------------------------------------------------------------------
English China Claylord Group                                            418,610            1,725,000
Express Dairies                                                         250,000              679,000
General Electric                                                        435,000            3,600,000
Great Universal Stores                                                  239,500            3,648,000
Hanson, PLC                                                           1,054,385            6,219,000
Hillsdown Holdings, PLC                                               2,171,600            6,499,000
Hyder, PLC                                                              289,000            4,648,000
Imperial Chemical Industries, PLC                                        37,000              672,000
Imperial Tobacco Group                                                  374,100            2,696,000
Inchcape, PLC                                                           300,000            1,122,000
Lex Service                                                             350,000            3,540,000
Lonrho                                                                  243,625            1,756,000
Lucasvarity, PLC                                                        610,000            2,726,000
Medeva, PLC                                                           2,156,273            6,417,000
National Grid Group, PLC                                                255,000            1,646,000
National Power, PLC                                                      50,000              487,000
National Westminster Bank, PLC                                          543,219           10,872,000
Northern Foods, PLC                                                     500,000            1,852,000
P & O                                                                   294,158            4,340,000
Pilkington, PLC                                                             363                1,000
PowerGen, PLC                                                           310,400            4,193,000
Premier Farnell, PLC                                                    287,200            1,723,000
Racal Electronics, PLC                                                  390,404            2,170,000
Reckitt & Colman, PLC                                                   394,754            7,953,000
RMC Group                                                               212,500            3,731,000
Rolls Royce, PLC                                                        243,273            1,135,000
Royal & Sun Alliance Insurance Group                                    313,400            3,500,000
Safeway, PLC                                                            459,677            2,740,000
Salvesen (Christian), PLC                                               502,977            1,051,000
Scapa Group                                                             525,000            1,663,000
Shell Transportation & Trading Company, PLC                             135,000            1,004,000
Somerfield                                                              308,000            1,742,000
Southern Electric, PLC                                                  151,400            1,411,000
Storehouse                                                              880,000            3,642,000
Tate & Lyle, PLC                                                        764,000            6,132,000
Tesco, PLC                                                              343,819            3,219,000
Thames Water Group, PLC                                                 189,800            3,094,000
Tomkins                                                               1,205,668            7,096,000
Transport Development Group                                              28,260              135,000
Transport Development Group                                              50,000               28,000
Unilever, PLC                                                           522,900            5,569,000
Vickers                                                                 695,000            2,742,000
Wolseley                                                                483,300            3,390,000
WPP Group, PLC                                                        1,369,800            8,692,000
                                                                                    -----------------
   Total United Kingdom                                                                  241,628,000
                                                                                    -----------------

UNITED STATES - 22.54%
FOREIGN SECURITIES DENOMINATED IN U.S. DOLLARS - 1.83%
Cho Hung Bank GDR                                                       340,000              417,000
Dairy Farm International                                                908,000            1,162,000

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS, CONTINUED
April 30, 1998
(Unaudited)

-----------------------------------------------------------------------------------------------------
G P Batteries International, Limited                                    137,000              379,000
Kookmin Bank GDR                                                         50,000              331,000
Kookmin Bank GDR                                                         84,797              561,000
Jardine Matheson Holding, Limited                                       871,000            3,676,000
Jardine Strategic                                                     1,824,000            4,742,000
New Holland NV                                                           80,000            1,960,000
Nova Corporation                                                        225,000            2,559,000
Sk Telecom, Limited                                                     115,051              856,000
Stolt-Nielsen SA, "B"                                                    38,000              722,000
Telmex ADR                                                               35,000            1,982,000
                                                                                    -----------------
   Total Foreign Securities Denominated in U.S. Dollars                                   19,347,000
                                                                                    -----------------

     Discount Note, 5.41%, Due 6/12/1998                              4,435,000            4,407,000
     Discount Note, 5.41%, Due 6/15/1998                              1,365,000            1,356,000
     Discount Note, 5.39%, Due 6/18/1998                                419,000              416,000
     Discount Note, 5.40%, Due 7/15/1998                             14,530,000           14,367,000
                                                                                    -----------------
       Total Federal Home Loan Mortgage Corporation                                       20,546,000
                                                                                    -----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.16%
     Discount Note, 5.40%, Due 5/15/1998                                384,000              383,000
     Discount Note, 5.41%, Due 6/12/1998                              1,267,000            1,259,000
                                                                                    -----------------
       Total Federal National Mortgage Association                                         1,642,000
                                                                                    -----------------

U.S. TREASURY BILLS - 2.09%
     Due 5/7/1998                                                    13,275,000           13,264,000
     Due 6/25/1998                                                    5,482,000            5,440,000
     Due 7/23/1998                                                       77,000               76,000
     Due 9/17/1998                                                    3,333,000            3,268,000
                                                                                    -----------------
       Total U.S. Treasury Bills                                                          22,048,000
                                                                                    -----------------
  Total United States Government and Agency Obligations                                   44,236,000
                                                                                    -----------------

SHORT TERM INVESTMENTS - 16.52%
AMR Investments Strategic Cash Business Trust                       174,553,000          174,553,000
                                                                                    -----------------
     Total Short Term Investments                                                        174,553,000
                                                                                    -----------------
   Total United States                                                                   238,136,000
                                                                                    -----------------

TOTAL INVESTMENTS - 114.21% (Cost $989,636,000)                                        1,206,900,000
                                                                                    -----------------

LIABILITIES, NET OF OTHER ASSETS - (14.21%)                                             (150,121,000)
                                                                                    -----------------

TOTAL NET ASSETS - 100%                                                               $1,056,779,000
                                                                                    =================


Based on the cost of investments of $989,946,000 for federal income tax purposes at April 30, 1998, the aggregate gross unrealized appreciation was $257,642,000, the aggregate gross unrealized depreciation was $40,688,000 and the net unrealized appreciation of investments was $216,954,000.

Based on the cost of investments of $xxxxxxx for federal income tax purposes at October 31, 1997, the aggregate gross unrealized appreciation was $xxxxxx, the aggregate gross unrealized depreciation was $xxxxx, and the net unrealized appreciation of investments was $xxxxx. (A) Rates associated with United States Government Bonds represent yield to maturity from time of purchase.

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS, CONTINUED
April 30, 1998
(Unaudited)
--------------------------------------------------------------------------------


(B) Rates associated with short-term investments represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

AB - Company (Sweden)
ADR - American Depository Receipt (United States)
AG - Company (Austria, Germany, Switzerland)
AS - Company (Denmark, Norway, Sweden)
BHD - Berhard (Malaysia)
BR - Bearer (Spain, Switzerland)
CG - Company General (France)
CP - Commercial Paper (United States)
GDR - Global Depository Receipt (United States)
NPV - No Par Value (Belgium)
NV - Company (Netherlands, United States)
OY - Company (Finland)
PLC - Public Limited Corporation (United Kingdom)
SA - Company (Belgium, France, Mexico, Spain, Switzerland, United States ) SPA - Company (Italy)

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
Industry Diversification
April 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

                                                                Percent of
                                                                Net Assets
                                                               ------------

Capital Goods .............................................           7.14%
Consumer Durables .........................................           4.11%
Consumer Non-Durables .....................................          20.20%
Energy ....................................................          10.38%
Finance ...................................................          19.91%
Materials and Services ....................................          22.94%
Technology ................................................           4.71%
Transportation ............................................           1.49%
Utilities .................................................           2.62%
Fixed-Income ..............................................           4.19%
Short-Term Investments ....................................          16.52%
Other Assets/(Liabilities) ................................         (14.21%)
                                                             -------------
              Net Assets ..................................         100.00%
                                                             =============